UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22027

                                             FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                         Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                         Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

RIGHTS — 0.0%
Brazil — 0.0%
Rumo Logistica Operadora Multimodal SA Expires 02/01/2016 BRL6.05*	37,368	$—

TOTAL RIGHTS (Cost $ — )		—

COMMON STOCKS — 78.8%
Belgium — 0.6%
Anheuser-Busch InBev NV, SP ADR	550	69,212

Brazil — 26.9%
AMBEV SA, SP ADR	116,000	541,720
Banco do Brasil SA	22,500	77,910
BB Seguridade Participacoes SA	54,900	317,475
BRF SA, ADR	17,900	217,127
CCR SA	23,500	75,086
CETIP SA - Mercados Organizados	17,500	167,308
CPFL Energia SA*	28,500	115,502
Embraer SA, ADR	3,800	109,364
JBS SA	18,000	48,602
Kroton Educacional SA	43,200	91,805
Linx SA	5,000	62,666
Localiza Rent a Car SA	40,200	220,408
Lojas Renner SA	12,700	56,327
Multiplan Empreendimentos Imobiliarios SA	5,200	53,823
Raia Drogasil SA	8,800	91,261
Rumo Logistica Operadora Multimodal SA*	104,000	49,142
Ultrapar Participacoes SA	13,400	198,933

	Number of Shares	Value

COMMON STOCKS — (Continued)
Brazil — (Continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,473	$244,009
WEG SA	30,000	115,956

		2,854,424

Chile — 8.3%
Colbun SA	1,166,000	294,949
Empresas COPEC SA	19,300	168,008
Parque Arauco SA	74,000	115,242
SACI Falabella	17,800	117,247
Vina Concha Y Toro SA	117,500	186,231

		881,677

Colombia — 0.9%
Grupo De Inversiones Suramericana SA	8,600	92,589

Mexico — 39.8%
Alfa SAB de CV, Class A	151,000	281,308
America Movil SAB de CV, SP ADR, Class L	25,400	359,156
Banregio Grupo Financiero SAB de CV	59,000	277,861
Cemex SAB de CV, SP ADR*	17,683	80,104
Concentradora Fibra Danhos SA de CV, REIT	125,450	232,602
Fomento Economico Mexicano SAB de CV, SP ADR	9,200	872,344
Gruma SAB de CV, Class B	13,500	203,493

See accompanying Notes to the Quarterly Portfolio of Investments. 1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	7,000	$259,910
Grupo Aeroportuario Del Sureste SAB de CV, Class B	24,600	336,631
Grupo Financiero Banorte SAB de CV, Class O	22,600	117,749
Grupo Televisa SA, SP ADR	6,000	158,880
Infraestructura Energetica Nova SAB de CV	64,500	253,231
PLA Administradora Industrial S de RL de CV, REIT	70,000	111,767
Rassini SAB de CV	91,700	338,483
Telesites SAB de CV*	25,400	15,404
Wal-mart de Mexico SAB de CV	128,000	321,310

		4,220,233

Peru — 2.3%
Credicorp Ltd	2,400	243,264

TOTAL COMMON STOCKS (Cost $10,409,253)
		8,361,399

PREFERRED STOCKS — 18.3%
Brazil — 16.5%
Gerdau SA	45,200	40,682
Itau Unibanco Holding SA, ADR	118,200	743,478
Itausa - Investimentos Itau Sa	287,000	493,665
Petroleo Brasileiro SA, SP ADR*	102,800	249,804

	Number of Shares	Value

PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Suzano Papel e Celulose SA	12,400	$49,447
Vale SA, SP ADR	94,300	174,455

		1,751,531

Colombia — 1.8%
Banco Davivienda SA	27,100	193,023

TOTAL PREFERRED STOCKS (Cost $3,450,503)		1,944,554

REGISTERED INVESTMENT COMPANY — 3.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%(a)	358,376	358,376

TOTAL REGISTERED INVESTMENT COMPANY (Cost $358,376)		358,376

TOTAL INVESTMENTS - 100.5% (Cost $14,218,132)**		10,664,329
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(48,876)

NET ASSETS - 100.0%		$10,615,453

See accompanying Notes to the Quarterly Portfolio of Investments. 2

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.
*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$14,218,132

Gross unrealized appreciation	$73,821
Gross unrealized depreciation	(3,627,624)

Net unrealized depreciation	$(3,553,803)

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 76.4%
Austria — 0.0%
Oas Investments GmbH 8.25%, 10/19/2019(a)(b)	$200,000	$6,300

Brazil — 31.3%
Banco do Brasil SA 5.88%, 01/19/2023	700,000	586,040
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	202,900
BM&FBovespa SA 5.50%, 07/16/2020	1,000,000	1,002,500
Embraer SA 5.15%, 06/15/2022	500,000	492,500
Hypermarcas SA 6.50%, 04/20/2021(b)	1,000,000	1,012,500
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	192,120
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	276,750
Itau Unibanco Holding SA 5.50%, 08/06/2022	200,000	182,000
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	274,000

		4,221,310

Cayman Islands — 18.6%
BFF International Ltd. 7.25%, 01/28/2020	500,000	525,000
BR Malls International Finance Ltd. 8.50%, 01/29/2049(b)(c)	400,000	329,500
Cosan Overseas Ltd. 8.25%, 11/29/2049(b)(c)	600,000	432,000
Suzano Trading Ltd. 5.88%, 01/23/2021	900,000	879,750

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — (Continued)
Vale Overseas Ltd. 4.38%, 01/11/2022	$500,000	$347,500

		2,513,750

Chile — 4.4%
Banco Santander Chile 3.88%, 09/20/2022	400,000	397,131
Corpbanca SA 3.88%, 09/22/2019	200,000	199,021

		596,152

Colombia — 3.1%
Bancolombia SA 5.95%, 06/03/2021	400,000	414,380

Luxembourg — 2.4%
Klabin Finance SA 5.25%, 07/16/2024	360,000	318,600

Mexico — 12.8%
Alfa SAB de CV 5.25%, 03/25/2024(b)	500,000	506,250
America Movil SAB de CV 5.00%, 03/30/2020	300,000	328,408
Cemex SAB de CV 5.88%, 03/25/2019(b)	500,000	473,350
Grupo Bimbo Sab de CV 4.50%, 01/25/2022	400,000	413,974

		1,721,982

Netherlands — 0.9%
Cimpor Financial Operations BV 5.75%, 07/17/2024(b)	200,000	123,000

See accompanying Notes to the Quarterly Portfolio of Investments. 4

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Virgin Islands — 2.9%
Gerdau Trade, Inc. 5.75%, 01/30/2021	$500,000	$387,500

TOTAL CORPORATE BONDS AND NOTES (Cost $11,722,723)		10,302,974

GOVERNMENT BONDS — 9.0%
Brazilian Government International Bond 5.88%, 01/15/2019	300,000	311,250

Brazilian Government International Bond 7.13%, 01/20/2037	1,000,000	905,000

TOTAL GOVERNMENT BONDS (Cost $1,456,063)		1,216,250

	Shares	Value

REGISTERED INVESTMENT COMPANY — 13.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%(d)	1,755,608	$1,755,608

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,755,608)		1,755,608

TOTAL INVESTMENTS - 98.4% (Cost $14,934,394)**		13,274,832
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		212,763

NET ASSETS - 100.0%		$13,487,595

(a)	Investment with a total aggregate value of $6,300 or 0.05% of net assets was in default as of January 31, 2016.
(b)	This security is callable.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$14,934,394

Gross unrealized appreciation	$9,362
Gross unrealized depreciation	(1,668,924)

Net unrealized depreciation	$(1,659,562)

See accompanying Notes to the Quarterly Portfolio of Investments. 5

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Futures Contracts are generally valued using the settlement price determined by the relevant exchange. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

7

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund

	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Rights	$—	$—	$—	$—
Common Stocks	8,361,399	8,361,399	—	—
Preferred Stocks	1,944,554	1,944,554	—	—
Registered Investment Company	358,376	358,376	—	—

Total Assets	$10,664,329	$10,664,329	$—	$—

	Bradesco Latin American Hard Currency Bond Fund

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$10,302,974	$—	$10,302,974	$—
Government Bonds	1,216,250	—	1,216,250	—
Registered Investment Company	1,755,608	1,755,608	—	—

Total Assets	$13,274,832	$1,755,608	$11,519,224	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

8

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Futures Contracts — The Funds may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agree to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

For the period ended January 31, 2016, the Bradesco Latin American Hard Currency Bond Fund’s average volume of derivatives was as follows:

Long Futures Notional Cost	Short Futures Notional Cost
$39,633	$(1,646,143)

9

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.8%
Argentina — 0.3%
Banco Macro SA, ADR*	2,917	$186,600

Brazil — 6.0%
AMBEV SA	247,400	1,157,782
Embraer SA	98,200	708,800
Even Construtora e Incorporadora SA	284,800	294,516
Iochpe Maxion SA	88,900	237,931
Marcopolo SA, Pref. shares	1,023,000	520,524
Multiplus SA	30,600	242,593

		3,162,146

Chile — 0.9%
Aguas Andinas SA, Class A	946,763	474,815

China — 19.8%
Air China Ltd., Class H	892,000	579,934
Anhui Conch Cement Co., Ltd., Class H	152,500	299,410
China Construction Bank Corp., Class H	2,543,000	1,552,489
China Mobile, Ltd.	165,668	1,819,727
China Overseas Land & Investment, Ltd.	258,000	753,774
China Overseas Property Holdings, Ltd.*	1	—
CIMC Enric Holdings, Ltd.	662,000	335,381
CNOOC, Ltd.	756,000	770,539
Dongfeng Motor Group Co., Ltd., Class H	726,000	864,263
Haitian International Holdings, Ltd.	141,000	171,487
Industrial & Commercial Bank of China, Ltd.	993,000	516,798

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
NetEase, Inc., ADR	6,530	$1,019,594
PetroChina Co., Ltd., Class H	935,181	579,336
Shenzhou International Group Holdings, Ltd.	145,000	777,507
Sinotrans, Ltd., Class H	834,000	381,480

		10,421,719

Czech Republic — 1.4%
Komercni Banka AS	3,556	747,795

Hungary — 1.7%
OTP Bank PLC	41,386	880,396

India — 6.6%
Coal India, Ltd.	167,104	790,945
HCL Technologies, Ltd.	44,440	570,114
ICICI Bank, Ltd., SP ADR	83,893	557,888
Oil India, Ltd.	138,510	721,747
Reliance Industries Ltd., SP GDR(a)	28,125	852,188

		3,492,882

Indonesia — 3.1%
Astra International Tbk PT	1,009,100	479,774
Bank Mandiri Persero Tbk PT	684,100	483,113
Bank Rakyat Indonesia Persero Tbk PT	747,500	616,484
Indo Tambangraya Megah Tbk PT	221,900	78,325

		1,657,696

Malaysia — 2.1%
Genting Bhd	279,396	531,038
Malayan Banking Bhd	274,567	568,667

		1,099,705

See accompanying Notes to the Quarterly Portfolio of Investments. 1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 2.8%
Cemex SAB de CV, SP ADR*	105,602	$478,377
Grupo Financiero Inbursa SAB de CV	354,300	571,756
Ternium SA, SP ADR	35,641	423,415

		1,473,548

Pakistan — 1.4%
Lucky Cement Ltd., GDR	38,724	716,394

Panama — 0.3%
Copa Holdings SA, Class A	3,390	159,669

Peru — 0.3%
Cia de Minas Buenaventura SA, ADR*	45,094	180,376

Poland — 2.2%
Bank Handlowy w Warszawie SA	20,216	371,620
Bank Pekao SA	23,238	781,846

		1,153,466

Russia — 3.9%
Globaltrans Investment PLC, GDR*	147,952	581,451
Magnit PJSC, SP GDR	13,290	521,585
Novolipetsk Steel OJSC, GDR	37,933	330,396
PhosAgro OAO, GDR	52,210	629,934

		2,063,366

South Africa — 8.2%
Barclays Africa Group, Ltd.	58,266	531,475
MTN Group, Ltd.	59,138	522,597
Naspers, Ltd.	10,567	1,335,385
Reunert, Ltd.	109,133	440,098

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — (Continued)
Sasol, Ltd.	27,924	$734,584
Telkom SA SOC, Ltd.	98,557	399,185
Tsogo Sun Holdings, Ltd.	253,688	361,242

		4,324,566

South Korea — 15.1%
Hyundai Department Store Co., Ltd.	4,823	516,787
Hyundai Mobis	5,543	1,204,223
Hyundai Motor Co.	6,080	681,766
LG Chem, Ltd.	3,675	919,597
POSCO, ADR	10,888	403,836
Samsung Electronics Co., Ltd.	2,556	2,472,809
Samsung Life Insurance Co., Ltd.	9,448	870,225
Shinhan Financial Group Co., Ltd.	27,415	886,132

		7,955,375

Taiwan — 10.8%
Advanced Semiconductor Engineering, Inc.	414,000	444,707
Asustek Computer, Inc.	89,000	721,527
Chicony Electronics Co., Ltd.	263,202	546,529
Chipbond Technology Corp.	365,000	517,598
CTBC Financial Holding Co., Ltd.	1,348,295	633,284
Hon Hai Precision Industry Co., Ltd.	305,550	718,839
Novatek Microelectronics Corp.	161,692	677,875

See accompanying Notes to the Quarterly Portfolio of Investments. 2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	50,224	$1,122,506
Teco Electric And Machinery Co., Ltd.	375,000	294,385

		5,677,250

Thailand — 2.7%
Advanced Info Service PCL	65,900	313,683
Bangkok Bank PCL NVDR	86,600	371,691
Kasikornbank PCL NVDR	78,670	375,882
PTT Exploration & Production PCL	219,400	355,668

		1,416,924

Turkey — 2.2%
Enka Insaat Ve Sanayi AS	432,199	643,515
Turkcell Iletisim Hizmetleri AS	151,996	542,186

		1,185,701

TOTAL COMMON STOCKS (Cost $56,056,833)		48,430,389

PREFERRED STOCKS — 1.3%
Brazil — 1.3%
Itau Unibanco Holding SA	104,490	656,374

TOTAL PREFERRED STOCKS (Cost $1,096,292)		656,374

EXCHANGE TRADED FUNDS — 4.2%
iShares MSCI Emerging Market Index Fund	72,351	2,212,494

TOTAL EXCHANGE TRADED FUNDS (Cost $2,510,882)		2,212,494

Value
TOTAL INVESTMENTS - 97.3% (Cost $59,664,007)**	$51,299,257
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	1,443,659

NET ASSETS - 100.0%	$52,742,916

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$59,664,007

Gross unrealized appreciation	$4,079,479
Gross unrealized depreciation	(12,444,229)

Net unrealized depreciation	$(8,364,750)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016 this security amounted to $852,188 or 1.6% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 36.5%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$2

Cayman Islands — 3.6%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	197,500

Chile — 3.4%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	187,354

Indonesia — 5.0%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	273,125

Israel — 4.2%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	229,548

Netherlands — 5.3%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	160,650
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	65,869
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	63,345

		289,864

Russia — 5.9%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	167,445

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$156,956

		324,401

Turkey — 3.8%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	206,836

Venezuela — 5.3%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	88,170
Petroleos de Venezuela SA 6.00%, 11/15/2026	200,000	58,780
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	101,500
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	43,650

		292,100

TOTAL CORPORATE BONDS AND NOTES (Cost $2,356,923)		2,000,730

See accompanying Notes to the Quarterly Portfolio of Investments. 4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — 59.8%
Brazil — 4.1%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL	75,000	$18,100
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	1,000,000	204,918

			223,018

Colombia — 3.7%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	201,750

Croatia — 3.9%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	214,950

Dominican Republic — 3.5%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	193,000

Egypt — 1.5%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	79,572

Greece — 1.3%
Hellenic Republic Government Bond 3.00%, 02/24/2027(c)	EUR	100,000	64,912
Hellenic Republic Government Bond 3.00%, 02/24/2035(c)	EUR	10,000	5,592

			70,504

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Hungary — 1.2%
Hungary Government International Bond 7.63%, 03/29/2041	$	50,000	$68,187

Mexico — 9.0%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	84,564
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	148,757
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	106,500
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	150,760

			490,581

Morocco — 3.7%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	201,032

Pakistan — 1.6%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	86,607

Panama — 3.9%
Panama Government International Bond 4.30%, 04/29/2053		250,000	213,125

Philippines — 4.8%
Philippine Government International Bond 7.50%, 09/25/2024		200,000	264,183

See accompanying Notes to the Quarterly Portfolio of Investments. 5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Romania — 2.1%
Romanian Government International Bond 4.88%, 01/22/2024	$50,000	$54,200
Romanian Government International Bond 6.13%, 01/22/2044	50,000	59,125

		113,325

Serbia — 0.3%
Republic of Serbia 6.75%, 11/01/2024(c)	15,448	15,715

South Africa — 3.1%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023	200,000	172,540

Sri Lanka — 3.6%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	200,000	195,207

Ukraine — 8.2%
Privatbank CJSC Via UK SPV Credit Finance PLC 11.00%, 02/09/2021	100,000	62,020
Ukraine Government International Bond 3.36%, 05/31/2040(b)(d)	50,000	18,775
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	214,125
Ukreximbank Via Biz Finance PLC 7.51%, 02/09/2023(b)	210,000	155,442

		450,362

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Venezuela — 0.3%
Venezuela Government International Bond 11.75%, 10/21/2026	$50,000	$18,375

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,616,450)		3,272,033

	Number of Shares
COMMON STOCKS — 0.0%
Brazil — 0.0%
OGX Petroleo e Gas SA, SP ADR**	3,188	414

TOTAL COMMON STOCKS (Cost $ — )		414

TOTAL INVESTMENTS - 96.3% (Cost $5,973,373)***		5,273,177
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%		201,433

NET ASSETS - 100.0%		$5,474,610

*	Par amount denominated in USD unless otherwise noted.
**	Non-income producing.
***	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$5,973,373

Gross unrealized appreciation	$164,123
Gross unrealized depreciation	(864,319)

Net unrealized depreciation	$(700,196)

See accompanying Notes to the Quarterly Portfolio of Investments. 6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

(a)	Investments with a total aggregate value of $2 or 0.00% of net assets were in default as of January 31, 2016.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016 these securities amounted to $1,930,264 or 35% of net assets. This security has been determined by the Adviser to be a liquid security.
(c)	Multi-Step Coupon. Rate disclosed is as of January 31, 2016.
(d)	Rate disclosed represents the discount rate at the time of purchase.

Forward foreign currency contracts outstanding as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation /(Depreciation)
BRL	900,000	USD	222,618	02/02/16	BRC	$2,141
EUR	50,000	USD	54,647	03/10/16	SSB	(427)
USD	226,017	BRL	900,000	02/02/16	BRC	1,258
USD	241,400	BRL	1,000,000	05/02/16	BRC	(1,564)
USD	122,797	EUR	112,709	03/10/16	TDB	576

Net unrealized appreciation on forward foreign currency contracts:						$1,984

BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SSB	State Street Bank
TDB	TD Securities Ltd
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments. 7

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•  Level 1 — quoted prices in active markets for identical securities;

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of each Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2016, in valuing each Funds’ investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$186,600	$186,600	$—	$—
Brazil	3,162,146	—	3,162,146	—
Chile	474,815	474,815	—	—
China	10,421,719	1,019,594	9,402,125	—
Czech Republic	747,795	—	747,795	—
Hungary	880,396	—	880,396	—
India	3,492,882	1,410,076	2,082,806	—
Indonesia	1,657,696	—	1,657,696	—

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	DuPont Capital Emerging Markets Fund
	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (Continued)
Malaysia	$1,099,705	$—	$1,099,705	$—
Mexico	1,473,548	1,473,548	—	—
Pakistan	716,394	716,394	—	—
Panama	159,669	159,669	—	—
Peru	180,376	180,376	—	—
Poland	1,153,466	—	1,153,466	—
Russia	2,063,366	1,541,781	521,585	—
South Africa	4,324,566	801,340	3,523,226	—
South Korea	7,955,375	403,836	7,551,539	—
Taiwan	5,677,250	1,122,506	4,554,744	—
Thailand	1,416,924	—	1,416,924	—
Turkey	1,185,701	—	1,185,701	—
Preferred Stocks	656,374	—	656,374	—
Exchange Traded Funds	2,212,494	2,212,494	—	—

Total Investments	$51,299,257	$11,703,029	$39,596,228	$—

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$2,000,730	$—	$2,000,730	$—
Foreign Government Bonds & Notes	3,272,033	—	3,272,033	—
Common Stocks	414	414	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	3,975	—	3,975	—

Total Assets	$5,277,152	$414	$5,276,738	$—

Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(1,991)	$—	$(1,991)	$—

Total Liabilities	$(1,991)	$—	$(1,991)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were transfers from Level 1 to Level 2 of $4,695,341 and from Level 2 to Level 1 of $581,451 due to foreign fair value adjustments in the DuPont Capital Emerging Markets Fund.The DuPont Capital Emerging Markets Debt Fund had no transfers between Levels 1, 2, and 3.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

EIC VALUE FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 82.0%
Communications — 4.5%
Cisco Systems, Inc.	218,255	$5,192,287
eBay, Inc.*	334,400	7,845,024

		13,037,311
Consumer, Cyclical — 12.2%
Bed Bath & Beyond, Inc.*	92,200	3,980,274
Honda Motor Co. Ltd., SP ADR	241,050	6,513,171
Target Corp.	149,545	10,830,049
Wal-Mart Stores, Inc.	208,145	13,812,502

		35,135,996

Consumer, Non-cyclical — 24.4%
Baxalta, Inc.	148,500	5,941,485
Baxter International, Inc.	135,520	4,960,032
Express Scripts Holding Co.*	105,510	7,583,004
GlaxoSmithKline PLC, SP ADR	184,820	7,631,218
Johnson & Johnson	75,135	7,847,100
Medtronic PLC	118,875	9,024,990
PepsiCo, Inc.	117,970	11,714,421
Procter & Gamble Co. (The)	120,890	9,875,504
Whole Foods Market, Inc.	195,175	5,720,579

		70,298,333

Energy — 6.9%
Chevron Corp.	66,900	5,784,843
Diamond Offshore Drilling, Inc.	205,590	3,821,918
Exxon Mobil Corp.	131,530	10,239,610

		19,846,371

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 20.0%
American Express Co.	153,600	$8,217,600
Franklin Resources, Inc.	164,700	5,708,502
PNC Financial Services Group, Inc. (The)	104,490	9,054,058
SunTrust Banks, Inc.	107,750	3,941,495
Torchmark Corp.	87,525	4,756,108
Travelers Cos., Inc. (The)	80,850	8,654,184
US Bancorp	221,090	8,856,866
Wells Fargo & Co.	171,870	8,633,030

		57,821,843

REITs-Diversified — 1.7%
Annaly Capital Management, Inc. REIT	499,195	4,742,352

REITs-Office Property — 1.4%
Mack-Cali Realty Corp. REIT	198,100	4,118,499

Technology — 7.1%
Microsoft Corp.	147,000	8,098,230
QUALCOMM, Inc.	103,000	4,670,020
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	348,500	7,788,975

		20,557,225

Utilities — 3.8%
Exelon Corp.	373,755	11,051,936

TOTAL COMMON STOCKS (Cost $221,440,580)		236,609,866

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 14.5%
Money Market Fund — 14.5%
Dreyfus Institutional Reserves Treasury Prime Fund, Institutional Shares 0.07%(a)	41,812,908	$41,812,908

TOTAL SHORT-TERM INVESTMENT (Cost $41,812,908)		41,812,908

TOTAL INVESTMENTS - 96.5% (Cost $263,253,488)**		278,422,774
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		10,107,091

NET ASSETS - 100.0%		$288,529,865

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$263,253,488

Gross unrealized appreciation	$28,661,266
Gross unrealized depreciation	(13,491,980)

Net unrealized appreciation	$15,169,286

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$236,609,866	$236,609,866	$—	$—
Short-Term Investment	41,812,908	41,812,908	—	—

Total Investments	$278,422,774	$278,422,774	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 73.1%
Advertising Agencies — 1.5%
Interpublic Group of Cos, Inc. (The) 4.200%, 04/15/2024	$500,000	$499,262

Applications Software — 3.1%
Microsoft Corp. 1.000%, 05/01/2018	250,000	249,935
Microsoft Corp. 1.300%, 11/03/2018	250,000	250,860
Microsoft Corp. Callable 08/03/2025 at 100 3.125%, 11/03/2025	500,000	511,649

		1,012,444

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	418,000

Auto-Cars/Light Trucks — 10.1%
Ford Motor Credit Co., LLC 2.375%, 03/12/2019	650,000	640,369
Ford Motor Credit Co., LLC 3.157%, 08/04/2020	400,000	397,695
Ford Motor Credit Co., LLC 3.219%, 01/09/2022	400,000	389,926
General Motors Co. 3.500%, 10/02/2018	500,000	502,095
General Motors Financial Co., Inc. 2.400%, 04/10/2018	500,000	494,758

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Auto-Cars/Light Trucks — (Continued)
General Motors Financial Co., Inc. Callable 02/10/2022 at 100 3.450%, 04/10/2022	$600,000	$576,246
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	300,000	301,114

		3,302,203

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc. Callable 12/07/2018 at 100 2.250%, 01/07/2019	250,000	255,139

Cable/Satellite TV — 1.6%
DIRECTV Holdings, LLC DIRECTV Financing Co., Inc. Callable 01/01/2024 at 100 4.450%, 04/01/2024	500,000	511,416

Commercial Banks Non-US — 0.8%
Abbey National Treasury Services PLC (London) 3.050%, 08/23/2018	250,000	257,596

Commercial Banks-Eastern US — 1.2%
CIT Group, Inc. 5.000%, 08/01/2023	400,000	399,750

Computers — 3.1%
Apple, Inc. 2.000%, 05/06/2020	500,000	503,113
Apple, Inc. 3.200%, 05/13/2025	500,000	507,878

		1,010,991

See accompanying Notes to the Quarterly Portfolio of Investments. 1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — 19.5%
Bank of America Corp. 6.875%, 11/15/2018	$250,000	$279,795
Citigroup, Inc. Callable 08/15/2020 at 100 5.950%, 12/29/2049 (b)(c)	1,500,000	1,473,750
Goldman Sachs Group, Inc. (The) 2.012%, 11/29/2023 (d)	500,000	502,372
Goldman Sachs Group, Inc. (The) Callable 08/15/2020 at 100 1.712%, 09/15/2020 (d)	700,000	696,388
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100 5.375%, 12/29/2049 (b)(c)	500,000	488,125
JPMorgan Chase & Co. 1.519%, 01/25/2018 (d)	300,000	300,138
JPMorgan Chase & Co. 1.251%, 01/28/2019 (d)	100,000	98,606
JPMorgan Chase & Co. Callable 05/01/2020 at 100 5.300%, 12/29/2049 (b)(c)	250,000	248,500
Morgan Stanley 1.498%, 06/16/2020 (d)	350,000	346,929
Morgan Stanley Callable 07/15/2019 at 100 5.450%, 07/29/2049 (b)(c)	500,000	482,500

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Morgan Stanley Callable 07/15/2020 at 100 5.550%, 12/29/2049 (b)(c)	$500,000	$494,688
UBS AG 2.350%, 03/26/2020	500,000	501,352
UBS AG 1.264%, 06/01/2020 (d)	500,000	498,846

		6,411,989

Diversified Financial Services — 1.6%
General Electric Capital Corp. Callable 12/09/2019 at 100 2.200%, 01/09/2020	500,000	508,428

Electronic Components-Semiconductor — 1.5%
Intel Corp. 2.450%, 07/29/2020	250,000	255,198
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	248,832

		504,030

Enterprise Software/Services — 1.5%
Oracle Corp. 1.202%, 01/15/2019 (d)	500,000	500,524

Fiduciary Banks — 1.5%
Citizens Financial Group, Inc. Callable 04/06/2020 at 100 5.500%, 12/29/2049 (a)(b)(c)	500,000	486,100

See accompanying Notes to the Quarterly Portfolio of Investments. 2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Finance-Auto Loans — 6.8%
Ally Financial, Inc. 4.750%, 09/10/2018	$500,000	$505,310
Ally Financial, Inc. 3.250%, 11/05/2018	750,000	735,000
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	488,125
Ally Financial, Inc. 4.625%, 05/19/2022	500,000	500,000

		2,228,435

Finance-Credit Card — 0.6%
American Express Credit Corp. 1.300%, 07/29/2016	200,000	200,250

Hotels&Motels — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.950%, 03/01/2017	250,000	251,711

Life/Health Insurance — 2.1%
Lincoln National Corp. Callable 05/17/2016 at 100 7.000%, 05/17/2066 (b)	600,000	447,000
Prudential Financial, Inc. 1.397%, 08/15/2018 (d)	250,000	249,291

		696,291

Multi-line Insurance — 2.1%
Genworth Holdings, Inc. Callable 11/15/2016 at 100 6.150%, 11/15/2066 (b)	475,000	125,875

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Multi-line Insurance — (Continued)
MetLife, Inc. Callable 03/15/2016 at 100 5.250%, 12/29/2049 (b)(c)	$250,000	$244,219
MetLife, Inc. Callable 08/01/2034 at 100 10.750%, 08/01/2069	200,000	307,100

		677,194

Multimedia — 0.6%
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	200,715

Oil Companies-Exploration&Production — 0.6%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	203,006

Pipelines — 0.7%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (b)	235,000	235,000

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	402,819

REITS-Office Property — 0.6%
BioMed Realty LP Callable 03/15/2016 at 100 3.850%, 04/15/2016	200,000	201,069

REITS-Shopping Centers — 1.4%
DDR Corp. 7.500%, 04/01/2017	200,000	212,085

See accompanying Notes to the Quarterly Portfolio of Investments. 3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REITS-Shopping Centers — (Continued)
Kimco Realty Corp. Callable 03/01/2021 at 100 3.200%, 05/01/2021	$250,000	$254,070

		466,155

REITS-Warehouse/Industry — 1.6%
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	500,000	510,968

Retail-Discount — 0.8%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	250,491

Retail-Mail Order — 1.1%
QVC, Inc. Callable 11/15/2024 at 100 4.450%, 02/15/2025	400,000	370,470

Super-Regional Banks-US — 1.5%
Wells Fargo & Co. 2.600%, 07/22/2020	500,000	504,355

Telephone-Integrated — 0.8%
AT&T, Inc. Callable 11/17/2025 at 100 4.125%, 02/17/2026	250,000	249,835

Transport-Rail — 0.7%
CSX Corp. Callable 08/01/2025 at 100 3.350%, 11/01/2025	250,000	245,801

TOTAL CORPORATE BONDS AND NOTES (Cost $24,486,050)		23,972,437

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 26.4%
Sovereign — 26.4%
0.500%, 06/30/2016	$500,000	$500,029
0.500%, 07/31/2016	1,000,000	999,893
0.500%, 09/30/2016	750,000	749,648
0.625%, 10/15/2016	400,000	400,141
1.000%, 05/31/2018	1,400,000	1,403,718
2.000%, 07/31/2022	750,000	767,608
2.125%, 06/30/2022	475,000	490,048
2.250%, 11/15/2025	3,250,000	3,342,804

		8,653,889

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,572,843)		8,653,889

TOTAL INVESTMENTS - 99.5% (Cost $33,058,893)*		32,626,326
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		173,789

NET ASSETS - 100.0%		$32,800,115

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$33,058,893

Gross unrealized appreciation	$236,330
Gross unrealized depreciation	(668,897)

Net unrealized depreciation	$(432,567)

See accompanying Notes to the Quarterly Portfolio of Investments. 4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016, these securities amounted to $787,214 or 2.4% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Fix-to Float Security. Rate shown is as of January 31, 2016.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Variable or Floating Rate Security. Rate shown is as of January 31, 2016.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. The Fund’s investment adviser has selected this classification system because they believe that it best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments. 5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$23,972,437	$—	$23,972,437	$—
U.S. Treasury Obligations	8,653,889	—	8,653,889	—

Total Investments	$32,626,326	$—	$32,626,326	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 47.4%
Agriculture — 0.1%
Altria Group, Inc., Co. Gty., 2.85%, 08/09/22	Baa1/BBB+	$56	$56,179

Airlines — 1.4%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A	NR/BBB-	355	359,297
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A	Baa2/BBB	189	194,437

			553,734

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.65%, 02/01/26 (b)	(P)A3/A-	145	146,956
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36 (b)	(P)A3/A-	115	116,508
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46 (b)	(P)A3/A-	138	142,909

			406,373

Chemicals — 0.5%
Solvay Finance America, LLC, Co. Gty., 3.40%, 12/03/20 144A(b)	Baa2/BBB-	200	200,127

Diversified Financial Services — 15.1%
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa1/BBB+	210	223,351
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	320	361,286
BB&T Corp., Sr. Unsec. Notes, 1.372%, 06/15/18 (b)(c)	A2/A-	405	405,217
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A-	267	286,638
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Ba1/BBB	226	262,539
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	225	229,422
Credit Agricole SA., Sub. Notes, 4.375%, 03/17/25 144A	Baa3/BBB	310	299,646
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20 144A	A1/AA+	215	215,788
General Electric Capital Corp., Co. Gty., 5.30%, 02/11/21	A2/AA	75	85,524
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21 (b)(c)(d)	A3/AA-	438	449,675
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/BBB+	91	91,463
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 06/30/30 144A(b)(c)(d)	Baa1/BBB-	325	483,438
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(c)	Baa2/BBB+	350	355,050
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Baa3/BBB-	387	390,628
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19 (b)(c)(d)	Ba1/BB	365	352,225
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/BBB+	425	470,322
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/BBB+	40	37,569
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	130	129,755
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19 (b)	NR/BBB-	164	163,754
US Bank N.A., Sr. Unsec. Notes, 1.101%, 10/28/19 (b)(c)	A1/AA-	490	485,108

			5,778,398

Energy — 2.4%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	313,636
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	350	335,125
Devon Energy Corp., Sr. Unsec. Notes, 5.00%, 06/15/45 (b)	Baa1/BBB	155	102,600
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	158,945

			910,306

See accompanying Notes to the Quarterly Portfolio of Investments. 1

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Food — 1.1%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25 144A(b)	Ba2/BB+	$200	$153,000
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45 144A(b)	Baa3/BBB-	45	47,326
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26 (b)	Baa1/BBB+	26	26,288
Sysco Corp., Co. Gty., 2.60%, 10/01/20 (b)	A2/A-	175	178,076

			404,690

Healthcare — 1.5%
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB-	30	29,998
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	325	349,375
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23 144A(b)	Ba2/BBB-	42	43,050
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	140	146,845

			569,268

Industrial — 3.7%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	175	181,562
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	170	181,985
CNH Industrial Capital, LLC, Co. Gty., 3.875%, 07/16/18	Ba1/BB	90	87,300
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	200,006
ERAC USA Finance, LLC, Co. Gty., 3.80%, 11/01/25 144A(b)	Baa1/BBB+	200	199,603
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	110,758
Norfolk Southern Corp., Sr. Unsec. Notes, 4.65%, 01/15/46 (b)	Baa1/BBB+	200	197,324
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa3/BBB-	201	197,219
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	67,547

			1,423,304

Insurance — 5.2%
ACE INA Holdings, Inc., Co. Gty., 3.35%, 05/03/26 (b)	A3/A	35	35,723
ACE INA Holdings, Inc., Co. Gty., 4.35%, 11/03/45 (b)	A3/A	25	26,152
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	325	352,788
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	159,002
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	422,906
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB+	208	193,440
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(c)	Baa2/BBB+	400	388,500
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	178,628
Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	241,560

			1,998,699

Media — 2.5%
CCO Safari II LLC, Sr. Sec. Notes, 4.464%, 07/23/22 144A(b)	Ba1/BBB-	220	220,394
CCOH Safari, LLC, Sr. Unsec. Notes, 5.75%, 02/15/26 144A(b)	B1/BB	94	93,471
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	243,750
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	396,312

			953,927

See accompanying Notes to the Quarterly Portfolio of Investments. 2

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Mining — 0.8%
BHP Billiton Finance USA Ltd., Co. Gty., 6.75%, 10/19/75 144A(b)(c)	A3/BBB+	$200	$188,000
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Ba3/BB	296	133,259

			321,259

Pipe Lines Ex Natural Gas — 3.9%
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25 144A(b)	Baa2/BBB-	70	63,141
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45 (b)	Baa3/BBB-	160	109,592
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	211,000
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BB	175	189,561
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	141,394
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45 (b)	Baa3/BBB-	365	285,679
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	353,350
Williams Partners LP/ACMP Finance Corp., Sr. Unsec. Notes, 4.875%, 05/15/23 (b)	Baa3/BBB-	190	144,372

			1,498,089

Telecommunications — 5.3%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	270,568
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	62,068
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	376,379
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	322,156
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25 144A(b)	Ba3/BB-	22	21,202
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25 (b)	A1/A+	420	408,754
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23 (b)	Ba3/BB	227	232,108
Verizon Communications, Inc., Sr. Unsec. Notes, 2.252%, 09/14/18 (c)	Baa1/BBB+	195	199,270
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	8	9,340
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	53,986
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	60,539

			2,016,370

Utilities — 2.8%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	104,054
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26 (b)	Baa1/BBB	193	197,999
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	186,479
Electricite de France SA, Jr. Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	Baa1/BBB	208	186,420
IPALCO Enterprises, Inc., Sr. Sec. Notes, 3.45%, 07/15/20 (b)	Baa3/BB+	145	143,188
Southern Power Co., Sr. Unsec. Notes, 4.15%, 12/01/25 (b)	Baa1/BBB+	85	86,638
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	159,956

			1,064,734

TOTAL CORPORATE BONDS AND NOTES (Cost $18,560,302)			18,155,457

ASSET BACKED SECURITIES — 10.4%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18 (b)	Aaa/AAA	144	144,378
Americredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 07/08/20 (b)	NR/AAA	175	175,514
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 3.771%, 07/27/26 144A(b)(c)	A2/NR	500	493,165

See accompanying Notes to the Quarterly Portfolio of Investments. 3

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AA-	$140	$139,101
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17%, 05/15/20 144A(b)	Aa1/AA	170	170,145
DT Auto Owner Trust, Series 2016-1A, Class B, 2.79%, 05/15/20 144A(b)	NR/AA	250	250,650
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, CLO, 1.72%, 10/18/21 144A(b)(c)	Aaa/AAA	500	495,055
Jefferson Mill CLO Ltd., Series 2015-1A, Class X, 1.624%, 07/20/27 144A(b)(c)	Aaa/NR	181	181,192
North End CLO, Ltd., Series 2013-1A, Class B, 2.27%, 07/17/25 144A(b)(c)	NR/AA	1,000	960,510
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A, 1.20%, 12/17/18 (b)	Aaa/NR	212	212,087
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A(b)	Baa2/BBB	105	107,958
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42 144A(b)	NR/A+	300	316,421
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	299	291,847
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	57	56,859

TOTAL ASSET BACKED SECURITIES (Cost $4,016,153)			3,994,882

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.776%, 08/15/29 144A(b)(c)	NR/AA-	305	296,398
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 05/10/35 144A(c)	Baa1/NR	350	330,571
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.811%, 01/25/48 144A(b)(c)	NR/NR	90	81,692
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	Aa3/A-	227	227,643
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.901%, 01/15/49(b)(c)	NR/NR	215	202,092
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)(c)	Ba1/NR	423	421,968
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.434%, 10/15/30 144A(c)	NR/A	540	531,170
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A	NR/NR	48	48,242
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.476%, 04/15/32 144A(b)(c)	Aaa/NR	244	242,681
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 3.926%, 01/15/27 144A(c)	NR/BB	450	423,485
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 3.676%, 02/15/27 144A(c)	NR/BB	225	214,473
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, 4.766%, 11/15/48(b)(c)	NR/NR	119	111,341

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,175,343)			3,131,756

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.3%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	57	65,016
FHLMC Gold Pool # G08595, 4.00%, 07/01/44	Aaa/AA+	301	321,768
FHLMC Gold Pool # G60038, 3.50%, 01/01/44	Aaa/AA+	960	1,004,454
FNMA Pool #AB3737, 3.50%, 10/01/41	Aaa/AA+	825	866,154
FNMA Pool #AD7136, 5.00%, 07/01/40	Aaa/AA+	206	228,334
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	116	134,047
FNMA Pool #AS5385, 4.00%, 07/01/45	Aaa/AA+	660	706,011
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	561	573,600
FNMA Pool #AV5063, 3.00%, 02/01/29	Aaa/AA+	286	298,520

See accompanying Notes to the Quarterly Portfolio of Investments. 4

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
FNMA Pool, TBA, 2.50%	Aaa/AA+	$185	$189,152
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	54	61,176
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	122	130,549
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	23	24,693
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	72	74,961
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	218	230,109
GNMA Pool #MA2226, 5.00%, 09/20/44	Aaa/AA+	176	190,915
GNMA Pool #MA3377, 4.00%, 01/20/46	Aaa/AA+	360	385,625

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,444,063)			5,485,084

MUNICIPAL BONDS — 1.7%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	273,717
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	395,545

TOTAL MUNICIPAL BONDS (Cost $589,075)			669,262

U.S. TREASURY OBLIGATIONS — 11.9%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	207	185,736
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	300	297,574
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	370	370,347
United States Treasury Note, 2.00%, 02/15/25	Aaa/AA+	200	201,617
United States Treasury Note, 2.125%, 08/15/21	Aaa/AA+	215	222,651
United States Treasury Note, 2.125%, 05/15/25	Aaa/AA+	1,212	1,233,778
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	335	345,037
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	350	369,455
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	445	446,512
United States Treasury Bond, 2.875%, 08/15/45	Aaa/AA+	182	186,418
United States Treasury Bond, 3.00%, 05/15/45	Aaa/AA+	368	385,681
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	215	302,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,345,300)			4,546,873

		Number of Shares
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A*	NR/BBB+	5,200	537,875

TOTAL PREFERRED STOCK (Cost $542,100)			537,875

REGISTERED INVESTMENT COMPANY — 4.7%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.23%(e)	NR/NR	1,817,337	1,817,337

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,817,337)			1,817,337

TOTAL INVESTMENTS - 100.0% (Cost $38,489,673)**			38,338,526
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%			(138)

NET ASSETS - 100.0%			$38,338,388

See accompanying Notes to the Quarterly Portfolio of Investments. 5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$38,489,673

Gross unrealized appreciation	$823,282
Gross unrealized depreciation	(974,429)

Net unrealized depreciation	$(151,147)

(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2016 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of January 31, 2016.
(d)	Security is perpetual. Date shown is next call date.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2016, these securities amounted to $12,211,424 or 31.9% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend

CLO	Collateralized Loan Obligation	N.A.	National Association
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FREMF	Federal Home Loan Mortgage Corp. (Multi-Family)	REIT	Real Estate Investment Trust
GNMA	Government National Mortgage Association	Sec.	Secured
GO	General Obligations	Sr.	Senior
Jr.	Junior	Sub.	Subordinated
LLC	Limited Liability Company	TBA	To Be Announced
LP	Limited Partnership	Unsec.	Unsecured
Ltd.	Limited

See accompanying Notes to the Quarterly Portfolio of Investments. 6

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Insight Investment Grade Bond Fund’s (the “Fund”), net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$18,155,457	$—	$18,155,457	$—
Asset Backed Securities	3,994,882	—	3,994,882	—
Commercial Mortgage-Backed Securities	3,131,756	—	3,131,756	—
Residential Mortgage-Backed Securities	5,485,084	—	5,485,084	—
Municipal Bonds	669,262	—	669,262	—
U.S. Treasury Obligations	4,546,873	—	4,546,873	—
Preferred Stock	537,875	537,875	—	—
Registered Investment Company	1,817,337	1,817,337	—	—

Total Investments	$38,338,526	$2,355,212	$35,983,314	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

LATEEF FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.1%
Communications — 12.9%
Nielsen Holdings PLC	543,083	$26,154,877
Vipshop Holdings, Ltd., ADR*	2,775,656	35,639,423

		61,794,300

Consumer, Cyclical — 4.7%
Delphi Automotive PLC (Jersey)	350,287	22,747,638

Consumer, Non-cyclical — 12.7%
Celgene Corp.*	267,682	26,853,858
Hologic, Inc.*	996,286	33,813,947

		60,667,805

Financials — 4.3%
Willis Towers Watson PLC	180,445	20,655,539

Industrial — 14.4%
Danaher Corp.	178,070	15,429,766
Stericycle, Inc.*	222,403	26,766,201
United Parcel Service, Inc., Class B	286,506	26,702,359

		68,898,326

Lodging — 7.0%
Wynn Resorts, Ltd.	497,957	33,532,424

Media — 4.5%
Madison Square Garden Co. (The), Class A*	139,345	21,470,278

Technology — 34.6%
Alphabet, Inc., Class A*	66,130	50,348,076

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — (Continued)
Autodesk, Inc.*	666,627	$31,211,476
Facebook, Inc., Class A*	455,929	51,159,793
IMS Health Holdings, Inc.*	1,425,842	32,965,467

		165,684,812

TOTAL COMMON STOCKS (Cost $464,141,409)		455,451,122

TOTAL INVESTMENTS - 95.1% (Cost $464,141,409)**		455,451,122

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		23,570,263

NET ASSETS - 100.0%		$479,021,385

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$464,141,409

Gross unrealized appreciation	$34,233,243
Gross unrealized depreciation	(42,923,530)

Net unrealized depreciation	$(8,690,287)

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments. 1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$455,451,122	$455,451,122	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 23.3%
AutoZone, Inc.*	689	$528,732
Best Buy Co., Inc.	104,659	2,923,126
Ford Motor Co.	146,592	1,750,309
GameStop Corp., Class A	47,208	1,237,322
Gannett Co., Inc.	30,085	446,461
General Motors Co.	65,513	1,941,805
TEGNA, Inc.	59,607	1,431,164

		10,258,919

Consumer Staples — 11.2%
Altria Group, Inc.	9,804	599,122
Clorox Co. (The)	4,556	587,952
Constellation Brands, Inc., Class A	3,917	597,264
Costco Wholesale Corp.	3,403	514,261
CVS Caremark Corp.	9,987	964,644
Kroger Co. (The)	13,662	530,222
McCormick & Co., Inc.	6,198	545,238
Reynolds American, Inc.	12,025	600,649

		4,939,352

Energy — 28.1%
Chesapeake Energy Corp.	145,595	493,567
Denbury Resources, Inc.	272,593	425,245
Diamond Offshore Drilling, Inc.	75,737	1,407,951
Marathon Petroleum Corp.	42,784	1,787,943
Phillips 66	25,516	2,045,107
Tesoro Corp.	45,307	3,953,036
Valero Energy Corp.	32,938	2,235,502

		12,348,351

Financials — 30.1%
Allstate Corp. (The)	37,121	2,249,533
AvalonBay Communities, Inc. REIT	3,087	529,390
Essex Property Trust, Inc. REIT	2,296	489,301
General Growth Properties, Inc. REIT	17,791	498,860
Hartford Financial Services Group, Inc. (The)	43,671	1,754,701

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
MetLife, Inc.	40,472	$1,807,075
Progressive Corp. (The)	16,429	513,406
Public Storage REIT	2,481	629,082
Travelers Cos, Inc. (The)	44,346	4,746,796

		13,218,144

Health Care — 2.1%
AmerisourceBergen Corp.	4,777	427,828
CR Bard, Inc.	2,595	475,586

		903,414

Industrials — 1.2%
Waste Management, Inc.	9,671	512,079

Information Technology — 3.6%
Xerox Corp.	161,091	1,570,637

TOTAL COMMON STOCKS (Cost $50,012,583)		43,750,896

TOTAL INVESTMENTS - 99.6% (Cost $50,012,583)**		43,750,896

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		192,097

NET ASSETS - 100.0%		$43,942,993

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$50,012,583

Gross unrealized appreciation	$1,456,735
Gross unrealized depreciation	(7,718,422)

Net unrealized depreciation	$(6,261,687)

REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments. 1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation–The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements–The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$43,750,896	$43,750,896	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 96.6%
Arizona — 2.8%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,511,600

California — 1.5%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,491,000

Florida — 0.6%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	1,235,000	1,316,399

Georgia — 0.6%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	1,395,000	1,497,993

Guam — 0.9%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	2,147,803

Hawaii — 80.2%
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	533,215

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,854,775
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,682,692
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	594,390
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,566,603
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,890,000	4,173,347
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	460,288
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,450,000	1,694,194

See accompanying Notes to the Quarterly Portfolio of Investments. 1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,000,000	1,173,020
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,053,420
Hawaii State Airports System Revenue, Series B, AMT-Refunding, 5.00%, 07/01/16	1,100,000	1,120,064
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,339,460
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	576,370
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,575,372
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	8,000,000	9,410,880

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,550,392
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	598,670
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	503,505
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	835,729
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	445,000	446,651
Hawaii State GO, Series DI, Unrefunded portion, Callable 03/01/26 at 100, 5.00%, 03/01/26, (AGM Insured)	555,000	557,059
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	935,986

See accompanying Notes to the Quarterly Portfolio of Investments. 2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	115,684
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/20	4,575,000	4,811,390
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	980,000	1,030,637
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	147,234
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,217,840
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,610,573
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	710,000	775,526
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/28	2,925,000	3,194,948

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	75,000	81,781
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/28	75,000	81,571
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,879,684
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	1,964,752
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,447,060
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,391,660
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,580,080
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,334,520
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,221,840
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	60,000	72,682

See accompanying Notes to the Quarterly Portfolio of Investments. 3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Unrefunded Portion, Callable 12/01/21 at 100, 5.00%, 12/01/27	4,440,000	5,331,463
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	305,245
Hawaii State GO, Series EE, 4.00%, 11/01/17	1,450,000	1,532,288
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/26	2,885,000	3,505,564
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	902,597
Hawaii State GO, Series EH, 5.00%, 08/01/23	900,000	1,121,778
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,238,430
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,246,420
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,700,000	2,111,604
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,262,700
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,000,000	1,169,650
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	195,691
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	249,599

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,476,160
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,126,525
Hawaii State Highway Revenue, 4.00%, 01/01/19	380,000	414,230
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	1,250,000	1,477,175
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,525,084
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,327,693
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,525,290
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	370,137

See accompanying Notes to the Quarterly Portfolio of Investments. 4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,769,906
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,325,103
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,874,400
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,129,604
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,247,520
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,461,800
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,250,393

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,216,530
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,231,920
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,617,220
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,185,060
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	4,790,000	5,217,986
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	210,000	229,095
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,146,540
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,059,360
Honolulu City & County GO, Series B, 5.00%, 10/01/18	1,000,000	1,109,800
Honolulu City & County GO, Series B, 5.00%, 12/01/18	1,000,000	1,116,000

See accompanying Notes to the Quarterly Portfolio of Investments. 5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.00%, 08/01/19	175,000	199,628
Honolulu City & County GO, Series B, 5.00%, 10/01/22	1,000,000	1,228,890
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,000,000	2,476,320
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,358,500
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,522,680
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	275,920
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,719,135
Honolulu City & County Waste Water System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,871,360

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,797,940
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	4,015,000	4,091,767
Kauai County GO, Series A, 5.00%, 08/01/22	315,000	384,946
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,077,710
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,368,737
Maui County GO, 5.00%, 06/01/20	3,075,000	3,603,193
Maui County GO, Refunding, 5.00%, 06/01/21	1,400,000	1,685,782
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	376,149
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,012,380
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,289,200

See accompanying Notes to the Quarterly Portfolio of Investments. 6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	778,342
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,194,410
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,443,974
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	479,729
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,131,940

		189,167,736

Illinois — 1.8%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,345,297

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Massachusetts — 1.2%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,875,325

New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	358,851

Ohio — 1.6%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,204,420
Ohio Water Development Authority Water Pollution Control Loan Fund, Series B, 5.00%, 12/01/22	2,000,000	2,483,420

		3,687,840

Texas — 3.0%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	2,220,220

See accompanying Notes to the Quarterly Portfolio of Investments. 7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,482,080
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,169,200
Texas State Transportation Commission Mobility Fund GO, Callable 04/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,235,860

		7,107,360

Washington — 2.3%
Clark County School District No 117 Camas, Callable 12/01/17 at 100, 5.00%, 12/01/25	285,000	307,270
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,113,400
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,006,300

		5,426,970

TOTAL MUNICIPAL BONDS (Cost $214,091,484)		227,934,174

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 3.0%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%(a)	6,971,863	6,971,863

TOTAL REGISTERED INVESTMENT COMPANY (Cost $6,971,863)		6,971,863

TOTAL INVESTMENTS - 99.6% (Cost $221,063,347)*		234,906,037
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		957,959

NET ASSETS - 100.0%		$235,863,996

See accompanying Notes to the Quarterly Portfolio of Investments. 8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$221,063,347

Gross unrealized appreciation	$13,843,468
Gross unrealized depreciation	(778)

Net unrealized appreciation	$13,842,690

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments. 9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 99.1%
Alaska — 0.5%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	552,025

Arizona — 0.8%
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,019,940

Colorado — 0.5%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	558,030

Connecticut — 1.4%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,112,040
State of Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	557,550

		1,669,590

Florida — 0.6%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	718,640

Georgia — 1.7%
Georgia State GO, Series B, Callable 04/01/17 at 100, 5.00%, 04/01/21	1,000,000	1,052,270

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Georgia — (Continued)
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,076,230

		2,128,500

Hawaii — 68.7%
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	401,280
Hawaii County GO, Series A, 5.25%, 07/15/17	1,155,000	1,231,727
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	131,588
Hawaii County GO, Series B, 5.00%, 07/15/16, (AMBAC Insured)	1,215,000	1,240,831
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,026,810
Hawaii County GO, Series B, 5.00%, 07/15/17, (AMBAC INSURED)	300,000	318,846
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,067,680
Hawaii State Airports System Revenue, AMT, Callable 08/01/2023 at 100, 5.00%, 08/01/27	210,000	243,344

See accompanying Notes to the Quarterly Portfolio of Investments. 10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Refunding AMT, 5.00%, 07/01/19	485,000	545,198
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,352,240
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	552,065
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,554,604
Hawaii State Airports System Revenue, Series B, Refunding, AMT, 5.00%, 07/01/16	400,000	407,296
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/17	680,000	719,297
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	680,000	744,464
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,061,040

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	600,000	643,662
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	438,448
Hawaii State Department of Transportation, AMT, 4.00%, 08/01/18	600,000	641,622
Hawaii State GO, Refunding Series EA, 5.00%, 12/01/18	500,000	558,595
Hawaii State GO, Refunding Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,173,360
Hawaii State GO, Refunding Series EZ, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	634,690
Hawaii State GO, Refunding Series DR, 4.00%, 06/01/16	500,000	506,170
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/16	745,000	745,000
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	805,538

See accompanying Notes to the Quarterly Portfolio of Investments. 11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	557,030
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,046,300
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,034,740
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	570,180
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	587,445
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/21	1,000,000	1,206,200
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,230,410
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	396,682
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	214,810
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,139,010
Hawaii State GO, Series EA, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,000,000	1,206,370

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,194,389
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,238,430
Hawaii State GO, Unrefunded Balance, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/20, (AMBAC INSURED)	1,880,000	1,977,140
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	650,000	659,464
Hawaii State Highway Revenue, 4.00%, 01/01/18	750,000	795,720
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,110,230
Hawaii State Highway Revenue, 5.00%, 01/01/19	1,000,000	1,119,690
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	335,416
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/17	2,000,000	2,045,940
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,055,655

See accompanying Notes to the Quarterly Portfolio of Investments. 12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	500,000	574,650
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,180,690
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,133,140
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	551,250
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	564,529
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	583,165
Honolulu City & County Board of Water Supply System Revenue, AMT, Series B, Callable 7/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,360,779
Honolulu City & County Board of Water Supply System Revenue, Junior Series A, 5.00%, 07/01/19	800,000	905,600

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Junior Series A, 5.00%, 07/01/20	1,000,000	1,164,650
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	372,838
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	793,000
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/23	500,000	620,325
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,088,040
Honolulu City & County GO, Refunding, 5.00%, 04/01/18	175,000	190,636
Honolulu City & County GO, Refunding, 5.00%, 04/01/18	25,000	27,273
Honolulu City & County GO, Series A, 4.00%, 08/01/16	255,000	259,659

See accompanying Notes to the Quarterly Portfolio of Investments. 13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 10/01/16	1,000,000	1,030,470
Honolulu City & County GO, Series A, 5.00%, 10/01/17	1,000,000	1,071,050
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,109,800
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,669,365
Honolulu City & County GO, Series A, 3.00%, 11/01/18	800,000	847,000
Honolulu City & County GO, Series A, Prerefunded, 4.00%, 08/01/16	245,000	249,363
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,146,540
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	639,500
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,000,000	1,140,730
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	590,655
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,155,254

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,160,480
Honolulu City & County Wastewater System Revenue, 5.00%, 07/01/18	1,150,000	1,265,104
Honolulu City & County Wastewater System Revenue, 4.00%, 07/01/19	480,000	529,704
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,137,060
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,171,240
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,199,660

See accompanying Notes to the Quarterly Portfolio of Investments. 14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	612,060
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	905,000	918,856
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	157,594
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,136,690
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,438,879
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,148,594

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	585,620
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	573,695
Kauai County GO, Series A, 2.25%, 08/01/17	150,000	153,542
Kauai County GO, Series A, 3.00%, 08/01/20	295,000	318,975
Kauai County GO, Series A, 2.00%, 08/01/16	500,000	504,170
Maui County GO, Series B, 5.00%, 06/01/18	250,000	274,592
Maui County GO, Refunding, 4.00%, 06/01/16	2,245,000	2,272,793
Maui County GO, Refunding, 4.00%, 06/01/16	500,000	506,190
Maui County GO, Refunding, 5.00%, 06/01/18	300,000	329,511

See accompanying Notes to the Quarterly Portfolio of Investments. 15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 06/01/19	100,000	113,658
Maui County GO, Refunding, 5.00%, 06/01/20	530,000	621,038
Maui County GO, Refunding, 5.00%, 06/01/21	200,000	240,826
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	639,881
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	235,474
University Of Hawaii Revenue, Series B, 4.00%, 10/01/23	500,000	584,620

		84,317,103

Idaho — 0.9%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,076,420

Indiana — 0.8%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	950,263

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Iowa — 0.4%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	462,453

Kansas — 1.3%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,542,169

Maryland — 1.4%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,671,090

Massachusetts — 0.9%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,068,920

Michigan — 2.0%
Garden City Hospital Finance Authority, Series A, Callable 08/15/17 at 100, 5.00%, 08/15/38	2,000,000	2,130,620
Michigan Municipal Bond Authority Revenue, Prerefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	295,000	303,868

See accompanying Notes to the Quarterly Portfolio of Investments. 16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	70,000	71,996

		2,506,484

Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	493,065
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	547,105

		1,040,170

Nevada — 0.5%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	629,320

New York — 0.4%
New York City GO, Series J, 5.00%, 08/01/18	470,000	517,916

Oklahoma — 1.4%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	529,260

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Oklahoma — (Continued)
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	545,890
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	466,166
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	235,044

		1,776,360

Oregon — 0.5%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	102,325
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	503,208

		605,533

Texas — 7.0%
Austin City of Water & Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/20	500,000	588,825

See accompanying Notes to the Quarterly Portfolio of Investments. 17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	518,040
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	956,765
Dallas Independent School District GO, Refunding, Series A, 4.00%, 08/15/16, (PSF-GTD Insured)	1,000,000	1,019,700
Dallas Independent School District GO, Refunding, Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,142,270
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,178,710
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	639,377
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	952,522

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	512,270
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,104,260

		8,612,739

Utah — 0.9%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,074,780

Virginia — 0.9%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,054,140

Washington — 3.4%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,242,450
Klickitat County Public Utility District No 1, Series B, Prerefunded 12/01/16 at 100, 5.25%, 12/01/19	1,315,000	1,366,298

See accompanying Notes to the Quarterly Portfolio of Investments. 18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Klickitat County Public Utility District No 1, Series B, Unrefunded 12/01/16 at 100, 5.25%, 12/01/19	185,000	192,012
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	207,474
Washington State, GO Various Purpose, Series D, 5.00%, 02/01/22	1,000,000	1,214,640

		4,222,874

Wisconsin — 1.4%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	466,504
Wisconsin State GO, Series 3, 5.00%, 11/01/22	1,000,000	1,235,250

		1,701,754

TOTAL MUNICIPAL BONDS (Cost $119,496,995)		121,477,213

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 0.5%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares,0.01%(a)	660,525	$660,525

TOTAL REGISTERED INVESTMENT COMPANY (Cost $660,525)		660,525

TOTAL INVESTMENTS - 99.6% (Cost $120,157,520)*		122,137,738
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		510,743

NET ASSETS - 100.0%		$122,648,481

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$120,157,520

Gross unrealized appreciation	$1,985,153
Gross unrealized depreciation	(4,935)

Net unrealized appreciation	$1,980,218

(a)	Floating or variable rate security. Rate disclosed is as of January 31, 2016.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments. 19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

AGM	Assured Guaranty Municipal	GO	General Obligation
	Corp.	GTD STD LNS	Guaranteed Student Loans
AMBAC	American Municipal Bond	ID SLSTAX GTY	Idaho Sales Tax Guaranty
	Assurance Corp.	MAC	Municipal Assurance Corp.
AMT	Alternative Minimum Tax	NATL-RE	National Reinsurance Corp.
ETM	Escrowed to Maturity	NATL SCH BN GTY	National School Board
FGIC	Financial Guaranty Insurance		Guarantee
	Co.	PSF-GTD	Permanent School Fund
FNMA	Federal National Mortgage		Guaranteed
	Association	ST AID DIR DEP	State Aid Direct Deposit
GNMA	Government National Mortgage
Association

See accompanying Notes to the Quarterly Portfolio of Investments. 20

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

21

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$227,934,174	$—	$227,934,174	$—
Registered Investment Company	6,971,863	6,971,863	—	—

Total	$234,906,037	$6,971,863	$227,934,174	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$121,477,213	$—	$121,477,213	$—
Registered Investment Company	660,525	660,525	—	—

Total	$122,137,738	$660,525	$121,477,213	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

22

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs,U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

23

PEMBERWICK FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — 68.6%
Basic Materials — 0.0%
Praxair, Inc. 5.20%, 03/15/2017	15,000	15,673
Praxair, Inc. 1.05%, 11/07/2017	15,000	14,909
Praxair, Inc. 1.25%, 11/07/2018	30,000	29,772

		60,354

Communications — 3.2%
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,948
AT&T, Inc. 1.32%, 11/27/2018 (a)	2,000,000	2,000,882
Cisco Systems, Inc. 1.10%, 03/03/2017	50,000	50,143
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	27,477
Cisco Systems, Inc. 2.13%, 03/01/2019	30,000	30,572
eBay, Inc. 1.35%, 07/15/2017	50,000	49,826
Verizon Communications, Inc. 1.30%, 06/17/2019 (a)	3,000,000	2,975,547
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	17,002
Walt Disney Co. (The) 5.88%, 12/15/2017	30,000	32,593
Walt Disney Co. (The) 1.65%, 01/08/2019	17,000	17,177

		5,216,167

Consumer, Cyclical — 2.6%
Daimler Finance North America, LLC 2.63%, 09/15/2016	2,000,000	2,017,332

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Home Depot, Inc. (The) 2.00%, 06/15/2019	30,000	30,561
McDonald’s Corp. 5.30%, 03/15/2017	25,000	26,101
McDonald’s Corp. 5.35%, 03/01/2018	10,000	10,742
Toyota Motor Credit Corp. 1.38%, 01/10/2018	30,000	30,055
Toyota Motor Credit Corp. 2.10%, 01/17/2019	68,000	68,953
VF Corp. 5.95%, 11/01/2017	35,000	37,593
Volkswagen International Finance NV 1.60%, 11/20/2017	2,000,000	1,949,166
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,092
Wal-Mart Stores, Inc. 1.13%, 04/11/2018	40,000	40,092

		4,240,687

Consumer, Non-cyclical — 3.2%
Amgen, Inc. 1.25%, 05/22/2017	1,000,000	996,999
Anheuser-Busch InBev Finance, Inc. 1.13%, 01/27/2017	2,000,000	1,997,952
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,382
Danaher Corp. 1.65%, 09/15/2018	14,000	14,122
Diageo Capital PLC 5.75%, 10/23/2017	2,000,000	2,138,370

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
GlaxoSmithKline Capital PLC 1.50%, 05/08/2017	15,000	15,097
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	15,000	16,443
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,027
PepsiCo, Inc. 1.00%, 10/13/2017	30,000	29,939

		5,293,331

Energy — 2.2%
BP Capital Markets PLC 1.85%, 05/05/2017	3,150,000	3,157,806
Chevron Corp. 1.10%, 12/05/2017	15,000	14,893
Chevron Corp. 1.37%, 03/02/2018	50,000	49,636
Chevron Corp. 1.72%, 06/24/2018	35,000	34,937
Chevron Corp. 1.79%, 11/16/2018	50,000	49,996
Chevron Corp. 4.95%, 03/03/2019	20,000	21,735
ConocoPhillips 6.65%, 07/15/2018	25,000	26,585
ConocoPhillips 6.00%, 01/15/2020	20,000	20,983
ConocoPhillips Co. 1.50%, 05/15/2018	30,000	28,754
EOG Resources, Inc. 5.63%, 06/01/2019	15,000	16,220
Exxon Mobil Corp. 1.82%, 03/15/2019	100,000	100,501

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Halliburton Co. 1.00%, 08/01/2016	70,000	69,921
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	59,042
Statoil ASA 1.25%, 11/09/2017	30,000	29,756
Statoil ASA 1.95%, 11/08/2018	10,000	9,963
Statoil ASA 5.25%, 04/15/2019	15,000	16,410

		3,707,138

Financial — 47.8%
American Express Bank FSB 0.73%, 06/12/2017 (a)	405,000	403,372
American Express Bank FSB 6.00%, 09/13/2017	950,000	1,015,849
American Express Credit Corp. 1.13%, 06/05/2017	2,025,000	2,016,232
American Express Credit Corp. 1.40%, 11/05/2018 (a)	500,000	499,390
American Express Credit Corp. 2.25%, 08/15/2019	95,000	95,552
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,035
Bank of America Corp. 6.50%, 08/01/2016	2,000,000	2,052,242
Bank of America Corp. 5.63%, 10/14/2016	1,815,000	1,870,555

See accompanying Notes to the Quarterly Portfolio of Investments. 2

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 6.40%, 08/28/2017	50,000	53,363
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,729,063
Bank of America Corp. 2.65%, 04/01/2019	60,000	60,316
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	25,000
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	29,500	29,445
Bank Of New York Mellon Corp. (The) 2.20%, 03/04/2019	29,500	29,869
Bank of New York Mellon Corp. (The) 4.60%, 01/15/2020	30,000	32,980
Bank of Nova Scotia (The) 1.30%, 07/21/2017	325,000	324,744
Bank of Nova Scotia (The) 1.45%, 04/25/2018	2,000,000	1,992,840
Bank of Nova Scotia (The) 1.45%, 01/15/2019 (a)	1,000,000	999,577
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	8,021
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	60,000	65,759
Berkshire Hathaway, Inc. 1.55%, 02/09/2018	50,000	50,367
BlackRock, Inc. 5.00%, 12/10/2019	25,000	27,888

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Boston Properties LP 3.70%, 11/15/2018	15,000	15,619
Capital One Bank USA NA 1.20%, 02/13/2017	6,592,000	6,577,188
Capital One NA 1.50%, 03/22/2018	1,000,000	985,709
Capital One NA 1.51%, 08/17/2018 (a)	500,000	503,483
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,064
Caterpillar Financial Services Corp. 1.25%, 08/18/2017	20,000	19,995
Caterpillar Financial Services Corp. 1.25%, 11/06/2017	15,000	14,978
Caterpillar Financial Services Corp. 1.80%, 11/13/2018	25,000	25,115
Caterpillar Financial Services Corp. 2.25%, 12/01/2019	20,000	20,228
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	40,450
Chubb Corp. (The) 5.75%, 05/15/2018	35,000	38,313
Citigroup, Inc. 0.75%, 06/09/2016 (a)	8,000,000	7,987,576
Credit Suisse 0.90%, 05/26/2017 (a)	1,000,000	997,212
Credit Suisse 1.31%, 01/29/2018 (a)	3,900,000	3,886,358
Credit Suisse 1.75%, 01/29/2018	1,000,000	999,268

See accompanying Notes to the Quarterly Portfolio of Investments. 3

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Credit Suisse 1.30%, 04/27/2018 (a)	1,000,000	995,816
Credit Suisse 1.70%, 04/27/2018	1,000,000	996,302
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	993,995
Deutsche Bank AG 6.00%, 09/01/2017	709,000	752,638
General Electric Capital Corp. 2.90%, 01/09/2017	110,000	111,898
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	78,256
General Electric Capital Corp. 5.63%, 05/01/2018	80,000	87,621
General Electric Capital Corp. 5.50%, 01/08/2020	20,000	22,713
General Electric Capital Corp. 4.00%, 12/29/2049 (a)	1,234,000	1,186,182
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	70,021
Goldman Sachs Group, Inc. (The) 1.04%, 03/22/2016 (a)	1,000,000	1,000,178
Goldman Sachs Group, Inc. (The) 2.57%, 09/20/2016 (a)	1,000,000	1,004,610

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	950,000	1,010,901
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	32,512
Goldman Sachs Group, Inc. (The) 1.72%, 11/15/2018 (a)	4,240,000	4,237,791
Goldman Sachs Group, Inc. (The) 7.50%, 02/15/2019	130,000	148,217
HSBC Finance Corp. 0.84%, 06/01/2016 (a)	2,000,000	1,998,616
HSBC USA, Inc. 1.50%, 11/13/2017	2,000,000	1,994,986
HSBC USA, Inc. 1.70%, 03/05/2018	1,000,000	996,250
HSBC USA, Inc. 1.39%, 08/07/2018 (a)	1,000,000	997,394
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,194
John Deere Capital Corp. 1.55%, 12/15/2017	40,000	40,105
John Deere Capital Corp. 1.60%, 07/13/2018	18,000	18,062
John Deere Capital Corp. 1.75%, 08/10/2018	20,000	20,083
John Deere Capital Corp. 1.19%, 01/08/2019 (a)	500,000	500,364
Morgan Stanley 1.64%, 02/25/2016 (a)	942,000	942,350
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,265,424

See accompanying Notes to the Quarterly Portfolio of Investments. 4

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Morgan Stanley 1.90%, 04/25/2018 (a)	2,725,000	2,744,072
National City Bank 0.86%, 12/15/2016 (a)	4,000,000	3,987,392
National City Bank 0.82%, 06/07/2017 (a)	2,075,000	2,062,704
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,154
PACCAR Financial Corp. 1.40%, 11/17/2017	30,000	30,000
State Street Corp. 2.88%, 03/07/2016	10,000	10,022
State Street Corp. 5.38%, 04/30/2017	15,000	15,789
State Street Corp. 1.35%, 05/15/2018	92,000	91,589
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	40,451
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	40,860
UBS AG 1.38%, 08/14/2017	2,000,000	1,996,650
UBS AG 1.30%, 03/26/2018 (a)	2,750,000	2,743,700
US Bancorp 2.20%, 11/15/2016	15,000	15,127
US Bancorp 1.95%, 11/15/2018	75,000	75,737
US Bank NA 1.35%, 01/26/2018	2,368,000	2,365,954
Wachovia Corp. 5.75%, 02/01/2018	440,000	475,210
Wells Fargo & Co. 2.63%, 12/15/2016	2,000,000	2,030,492

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wells Fargo & Co. 1.40%, 09/08/2017	200,000	200,006
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	53,734
Wells Fargo & Co. 1.25%, 04/23/2018 (a)	127,000	126,810
Wells Fargo & Co. 2.13%, 04/22/2019	40,000	40,256

		79,254,203

Health Care — 4.6%
AbbVie, Inc. 1.75%, 11/06/2017	3,000,000	2,997,441
AbbVie, Inc. 1.80%, 05/14/2018	2,000,000	1,995,282
AstraZeneca PLC 5.90%, 09/15/2017	2,000,000	2,143,436
Merck & Co., Inc. 1.10%, 01/31/2018	488,000	488,970
Merck & Co., Inc. 1.85%, 02/10/2020	14,000	14,119
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,020

		7,689,268

Industrial — 2.6%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	49,674
Emerson Electric Co. 4.88%, 10/15/2019	45,000	49,802
General Dynamics Corp. 1.00%, 11/15/2017	2,030,000	2,028,849
Honeywell International, Inc. 5.30%, 03/15/2017	25,000	26,183
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	54,289

See accompanying Notes to the Quarterly Portfolio of Investments. 5

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	31,002
Illinois Tool Works, Inc. 1.95%, 03/01/2019	50,000	50,597
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,000,000	1,013,285
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	30,095
United Technologies Corp. 1.78%, 05/04/2018 (b)	1,000,000	995,045

		4,328,821

Technology — 2.2%
Apple, Inc. 0.45%, 05/03/2016	49,000	48,992
Apple, Inc. 0.90%, 05/12/2017	18,000	18,018
Apple, Inc. 1.00%, 05/03/2018	41,000	40,809
Hewlett-Packard Co. 1.56%, 01/14/2019 (a)	1,500,000	1,501,281
Hewlett-Packard Co. 2.75%, 01/14/2019	1,500,000	1,517,451
Intel Corp. 1.95%, 10/01/2016	47,000	47,374
Intel Corp. 1.35%, 12/15/2017	50,000	50,237
International Business Machines Corp. 0.45%, 05/06/2016	120,000	119,966
Microsoft Corp. 1.00%, 05/01/2018	60,000	60,004
Microsoft Corp. 1.30%, 11/03/2018	34,000	34,131

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Microsoft Corp. 4.20%, 06/01/2019	30,000	32,738
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	26,896
Oracle Corp. 2.38%, 01/15/2019	15,000	15,362
Oracle Corp. 2.25%, 10/08/2019	90,000	91,760

		3,605,019

Utilities — 0.2%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	35,000	37,601
Duke Energy Florida, Inc. 5.65%, 06/15/2018	25,000	27,260
Kentucky Utilities Co. 3.25%, 11/01/2020	30,000	31,555
PacifiCorp 5.65%, 07/15/2018	25,000	27,291
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,040
Public Service Electric & Gas Co. 2.00%, 08/15/2019	60,000	60,122
Southern California Edison Co. 1.13%, 05/01/2017	7,000	7,004
Southern California Edison Co. 5.50%, 08/15/2018	45,000	49,274
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,062

See accompanying Notes to the Quarterly Portfolio of Investments. 6

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Wisconsin Power & Light Co. 5.00%, 07/15/2019	25,000	27,564

		320,773

TOTAL CORPORATE BONDS AND NOTES (Cost $113,727,132)		113,715,761

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corporation REMICS — 0.6%
Series 2542, Class ES 5.00%, 12/15/2017	10,243	10,500
Series 2564, Class HJ 5.00%, 02/15/2018	7,103	7,292
Series 2617, Class TK 4.50%, 05/15/2018	27,247	28,101
Series 2617, Class GR 4.50%, 05/15/2018	15,210	15,643
Series 2611, Class UH 4.50%, 05/15/2018	13,532	13,951
Series 2627, Class MC 4.50%, 06/15/2018	25,454	26,207
Series 2649, Class KA 4.50%, 07/15/2018	19,278	19,873
Series 2693, Class PE 4.50%, 10/15/2018	24,009	24,816
Series 2746, Class EG 4.50%, 02/15/2019	26,495	27,384
Series 2780, Class JG 4.50%, 04/15/2019	813	838
Series 2814, Class GB 5.00%, 06/15/2019	4,344	4,550
Series 2989, Class TG 5.00%, 06/15/2025	47,148	51,589

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 3002, Class YD 4.50%, 07/15/2025	19,275	20,843
Series 2526, Class FI 1.43%, 02/15/2032(a)	90,510	92,732
Series 2827, Class TE 5.00%, 04/15/2033	11,368	11,439
Series 2881, Class AE 5.00%, 08/15/2034	20,541	22,002
Series 2933, Class HD 5.50%, 02/15/2035	29,430	32,623
Series 4305, Class KA 3.00%, 03/15/2038	116,642	119,959
Series 3843, Class GH 3.75%, 10/15/2039	77,908	82,214
Series 3786, Class NA 4.50%, 07/15/2040	123,561	133,759
Series 4305, Class A 3.50%, 06/15/2048	137,191	144,655

		890,970

Federal National Mortgage Association REMICS — 0.6%
Series 2003-92, Class PE 4.50%, 09/25/2018	22,041	22,815
Series 2003-80, Class YE 4.00%, 06/25/2023	7,184	7,283
Series 2005-40, Class YG 5.00%, 05/25/2025	42,312	45,729
Series 2011-122, Class A 3.00%, 12/25/2025	106,858	109,628
Series 2007-27, Class MQ 5.50%, 04/25/2027	11,567	12,900

See accompanying Notes to the Quarterly Portfolio of Investments. 7

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-16, Class PE 5.00%, 03/25/2034	7,161	7,262
Series 2005-48, Class AR 5.50%, 02/25/2035	29,709	31,602
Series 2005-62, Class CQ 4.75%, 07/25/2035	13,480	14,217
Series 2005-64, Class PL 5.50%, 07/25/2035	68,353	77,093
Series 2005-68, Class PG 5.50%, 08/25/2035	46,076	52,029
Series 2010-64, Class EH 5.00%, 10/25/2035	5,066	5,090
Series 2005-83, Class LA 5.50%, 10/25/2035	26,782	29,999
Series 2014-23, Class PA 3.50%, 08/25/2036	144,695	152,087
Series 2007-39, Class NA 4.25%, 01/25/2037	9,114	9,371
Series 2013-83, Class CA 3.50%, 10/25/2037	121,897	127,523
Series 2009-47, Class PA 4.50%, 07/25/2039	21,939	23,306
Series 2011-113, Class NE 4.00%, 03/25/2040	81,020	83,638
Series 2006-57, Class AD 5.75%, 06/25/2036	154,537	167,487

		979,059

Government National Mortgage Association — 0.2%
Series 2013-88, Class WA 5.00%, 06/20/2030(a)	93,095	101,136
Series 2002-22, Class GF 6.50%, 03/20/2032	48,667	56,757

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2002-51, Class D 6.00%, 07/20/2032	58,907	66,800
Series 2008-50, Class NA 5.50%, 03/16/2037	17,609	18,585
Series 2007-11, Class PE 5.50%, 03/20/2037	34,005	38,109
Series 2013-113, Class UB 3.00%, 11/20/2038	96,980	99,372

		380,759

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,220,171)		2,250,788

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Bank — 0.5%
3.13%, 03/11/2016	165,000	165,509
0.50%, 09/28/2016	305,000	304,835
4.75%, 12/16/2016	170,000	176,083
0.75%, 08/28/2017	150,000	149,935

		796,362

Federal Home Loan Mortgage Corporation — 1.2%
5.25%, 04/18/2016	400,000	404,134
2.50%, 05/27/2016	580,000	583,689
1.00%, 03/08/2017	140,000	140,406
0.75%, 07/14/2017	595,000	594,977
5.50%, 04/01/2021 Gold Pool #G11941	35,403	38,131
5.50%, 11/01/2021 Gold Pool #G12454	17,040	18,397

See accompanying Notes to the Quarterly Portfolio of Investments. 8

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
5.50%, 04/01/2023 Gold Pool #G13145	30,585	33,579
4.00%, 02/01/2026 Gold Pool #J14494	74,036	79,045
4.00%, 06/01/2026 Gold Pool #J15974	24,967	26,227
4.50%, 06/01/2029 Gold Pool #C91251	22,970	24,952
4.50%, 12/01/2029 Gold Pool #C91281	43,919	47,716
4.50%, 04/01/2030 Gold Pool #C91295	24,279	26,550

		2,017,803

Federal National Mortgage Association — 1.7%
2.25%, 03/15/2016	500,000	501,169
5.00%, 03/15/2016	35,000	35,199
5.25%, 09/15/2016	295,000	303,555
5.00%, 02/13/2017	200,000	208,706
1.13%, 04/27/2017	205,000	206,030
5.38%, 06/12/2017	550,000	584,420
1.13%, 07/20/2018	730,000	733,436
6.00%, 09/01/2019 Pool #735439	4,029	4,164
5.50%, 06/01/2020 Pool #888601	7,577	7,878
5.00%, 05/01/2023 Pool #254762	19,130	21,121
5.50%, 01/01/2024 Pool #AD0471	17,370	18,832
5.00%, 12/01/2025 Pool #256045	37,813	41,748

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 05/01/2028 Pool #257204	31,173	34,785
4.00%, 08/01/2029 Pool #MA0142	38,009	40,965
5.50%, 04/01/2037 Pool #AD0249	42,785	48,289
7.00%, 04/01/2037 Pool #888366	11,729	13,751
5.00%, 10/01/2039 Pool #AC3237	89,742	100,540

		2,904,588

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,686,017)		5,718,753

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Notes — 22.5%
0.38%, 03/31/2016	300,000	299,972
0.50%, 07/31/2017	490,000	488,335
0.63%, 05/31/2017	890,000	889,061
0.63%, 08/31/2017	1,105,000	1,102,756
0.63%, 09/30/2017	720,000	718,397
0.63%, 11/30/2017	1,100,000	1,096,863
0.63%, 04/30/2018	1,840,000	1,830,369
0.75%, 06/30/2017	500,000	500,244
0.75%, 10/31/2017	1,405,000	1,404,451
0.75%, 12/31/2017	1,000,000	999,258
0.75%, 02/28/2018	450,000	449,367
0.88%, 11/30/2016	300,000	300,674
0.88%, 12/31/2016	410,000	410,937

See accompanying Notes to the Quarterly Portfolio of Investments. 9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.88%, 01/31/2017	1,000,000	1,002,305
0.88%, 02/28/2017	400,000	400,906
0.88%, 04/30/2017	675,000	676,595
0.88%, 01/31/2018	920,000	921,222
0.88%, 07/15/2018	505,000	504,852
0.88%, 07/31/2019	405,000	401,797
1.00%, 08/31/2016	720,000	721,897
1.00%, 09/30/2016	790,000	792,346
1.00%, 10/31/2016	1,220,000	1,223,741
1.00%, 03/31/2017	1,170,000	1,174,479
1.00%, 05/31/2018	1,115,000	1,118,180
1.00%, 06/30/2019	380,000	379,042
1.00%, 08/31/2019	240,000	239,048
1.00%, 09/30/2019	740,000	736,546
1.13%, 03/31/2020	300,000	298,916
1.25%, 10/31/2018	1,645,000	1,658,527
1.25%, 11/30/2018	700,000	705,769
1.25%, 01/31/2019	1,585,000	1,597,135
1.38%, 07/31/2018	800,000	809,766
1.38%, 02/28/2019	130,000	131,412
1.38%, 01/31/2020	200,000	201,336
1.38%, 04/30/2020	150,000	150,800
1.50%, 06/30/2016	1,390,000	1,395,909
1.50%, 07/31/2016	1,000,000	1,004,967
1.50%, 08/31/2018	430,000	436,643
1.50%, 12/31/2018	460,000	466,945
1.50%, 01/31/2019	800,000	811,969
1.50%, 02/28/2019	355,000	360,242
1.50%, 05/31/2019	1,195,000	1,211,992
1.63%, 03/31/2019	540,000	549,935
1.63%, 04/30/2019	500,000	509,209
1.75%, 05/31/2016	1,165,000	1,170,063
1.88%, 09/30/2017	280,000	285,130

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.88%, 10/31/2017	455,000	463,576
2.25%, 07/31/2018	180,000	186,149
2.38%, 03/31/2016	770,000	772,402
2.38%, 07/31/2017	300,000	307,318
2.63%, 04/30/2016	250,000	251,315
3.00%, 09/30/2016	380,000	386,123
3.13%, 01/31/2017	90,000	92,206
3.25%, 12/31/2016	200,000	204,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,043,298)		37,204,128

TOTAL INVESTMENTS - 95.9% (Cost $158,676,618)*		158,889,430
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		6,803,741

NET ASSETS - 100.0%		$165,693,171

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$158,676,618

Gross unrealized appreciation	$490,344
Gross unrealized depreciation	(277,532)

Net unrealized appreciation	$212,812

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2016.
(b)	Multi-Step Coupon. Rate disclosed is as of January 31, 2016.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments. 10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/16	Price	Inputs	Inputs
Corporate Bonds and Notes	$113,715,761	$—	$113,715,761	$—
Collateralized Mortgage Obligations	2,250,788	—	2,250,788	—
U.S. Government Agency Obligations	5,718,753	—	5,718,753	—
U.S. Treasury Obligations	37,204,128	—	37,204,128	—

Total Investments*	$158,889,430	$—	$158,889,430	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

 At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

 Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs,U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.2%
Apparel Stores — 4.8%
TJX Cos., Inc. (The)	584,081	$41,609,930

Biotechnology — 8.0%
Celgene Corp.*	350,481	35,160,254
Regeneron Pharmaceuticals, Inc.*	82,020	34,455,782

		69,616,036

Business Services — 4.4%
Automatic Data
Processing, Inc.	461,106	38,313,298

Consumer Electronics — 3.4%
Apple, Inc.	304,113	29,602,359

Credit Services — 9.1%
MasterCard, Inc., Class A	176,255	15,691,983
Visa, Inc., Class A	846,063	63,023,233

		78,715,216

Footwear & Accessories — 7.2%
NIKE, Inc., Class B	998,470	61,915,125

Industrial Distribution — 3.5%
Fastenal Co.	752,124	30,506,149

Information Technology Services — 8.0%
Accenture PLC, Class A	387,299	40,875,537
Gartner, Inc.*	320,924	28,206,010

		69,081,547

Internet Content & Information — 14.7%
Alphabet, Inc., Class A*	50,444	38,405,539
Alphabet, Inc., Class C*	74,598	55,422,584
Facebook, Inc., Class A*	300,496	33,718,656

		127,546,779

Leisure — 4.3%
Priceline Group, Inc. (The)*	35,293	37,585,986

	Number of Shares	Value

COMMON STOCKS — (Continued)
Medical Devices — 3.6%
Abbott Laboratories	811,956	$30,732,535

Packaged Foods — 4.3%
Nestle SA, SP ADR	502,556	37,058,479

Restaurants — 6.4%
Starbucks Corp.	914,109	55,550,404

Software Application — 4.2%
Adobe Systems, Inc.*	405,780	36,167,171

Software Infrastructure — 4.3%
Oracle Corp.	1,036,589	37,638,547

Specialty Retail — 4.0%
O’Reilly Automotive, Inc.*	131,574	34,327,657

TOTAL COMMON STOCKS (Cost $698,486,732)		815,967,218

TOTAL INVESTMENTS - 94.2% (Cost $698,486,732)**		815,967,218
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%		50,699,492

NET ASSETS - 100.0%		$866,666,710

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$698,486,732

Gross unrealized appreciation	$130,237,586
Gross unrealized depreciation	(12,757,100)

Net unrealized appreciation	$117,480,486

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 1

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.6%
Australia — 2.5%
CSL, Ltd.	3,954	$294,529

Cayman Islands — 5.0%
Alibaba Group Holding, Ltd., SP ADR*	3,433	230,114
Tencent Holdings, Ltd.	19,200	360,705

		590,819

China — 2.1%
Baidu, Inc., SP ADR*	1,508	246,211

Denmark — 2.0%
Novo Nordisk A/S, SP ADR	4,211	235,268

Hong Kong — 3.4%
AIA Group, Ltd.	72,400	402,505

Ireland — 4.0%
Accenture PLC, Class A	4,404	464,798

Israel — 2.6%
Check Point Software Technologies, Ltd.*	3,788	298,532

Switzerland — 7.0%
Nestle SA, Registered Shares	7,761	571,772
SGS SA	130	252,649

		824,421

United Kingdom — 4.9%
ARM Holdings PLC	18,488	263,740
Reckitt Benckiser Group PLC	3,539	314,764

		578,504

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — 54.1%
Abbott Laboratories	11,204	$424,071
Alphabet, Inc., Class C*	966	717,461
Apple, Inc.	2,512	244,518
Automatic Data Processing, Inc.	4,467	371,163
Celgene Corp.*	2,000	200,640
Facebook, Inc., Class A*	2,846	319,350
Fastenal Co.	5,880	238,493
MasterCard, Inc., Class A	3,836	341,519
NIKE, Inc., Class B	10,615	658,236
O’Reilly Automotive, Inc.*	2,044	533,280
Priceline Group, Inc. (The)*	245	260,918
Regeneron Pharmaceuticals, Inc.*	966	405,807
Starbucks Corp.	9,658	586,917
TJX Cos, Inc. (The)	5,846	416,469
Visa, Inc., Class A	8,600	640,614

		6,359,456

TOTAL COMMON STOCKS (Cost $10,187,876)		10,295,043

TOTAL INVESTMENTS - 87.6% (Cost $10,187,876)**		10,295,043
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.4%		1,457,057

NET ASSETS - 100.0%		$11,752,100

See accompanying Notes to the Quarterly Portfolio of Investments. 2

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$10,187,876

Gross unrealized appreciation	$591,169
Gross unrealized depreciation	(484,002)

Net unrealized appreciation	$107,167

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund and Polen Global Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of each Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

4

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Polen Global Growth Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Polen Global Growth Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$815,967,218	$815,967,218	$—	$—

Polen Global Growth Fund
Australia	$294,529	$—	$294,529	$—
Cayman Islands	590,819	230,114	360,705	—
China	246,211	246,211	—	—
Denmark	235,268	235,268	—	—
Hong Kong	402,505	—	402,505	—
Ireland	464,798	464,798	—	—
Israel	298,532	298,532	—	—
Switzerland	824,421	—	824,421	—
United Kingdom	578,504	—	578,504	—
United States	6,359,456	6,359,456	—	—

Total	$10,295,043	$7,834,379	$2,460,664	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

5

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 84.0%
Consumer Discretionary — 25.3%
Advance Auto Parts, Inc.	10,975	$1,668,749
American Public Education, Inc.*	88,425	1,395,346
Ascena Retail Group, Inc.*	179,650	1,325,817
Cabela’s, Inc.*	36,120	1,519,569
Carrols Restaurant Group, Inc.*	210,300	2,809,608
Fiesta Restaurant Group, Inc.*	34,745	1,264,718
Fogo De Chao, Inc.*	78,820	1,122,397
Gildan Activewear, Inc. (Canada)	69,850	1,760,220
GNC Holdings, Inc., Class A	40,375	1,130,904
Jamba, Inc.*	120,713	1,562,026
Rent-A-Center, Inc.	60,000	817,200
Stoneridge, Inc.*	142,717	1,614,129
Visteon Corp.	23,965	1,602,779

		19,593,462

Consumer Staples — 1.8%
SpartanNash Co.	68,925	1,414,341

Energy — 1.2%
Golar LNG, Ltd. (Bermuda)	25,200	469,224
Noble Corp. PLC (United Kingdom)	57,875	450,846

		920,070

Financials — 14.4%
Anchor Bancorp Wisconsin, Inc.*	21,000	896,280
Charter Financial Corp.	56,000	752,640
INTL FCStone, Inc.*	81,083	2,285,730
Northrim BanCorp, Inc.	29,700	686,367

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
Oppenheimer Holdings, Inc., Class A	98,434	$1,508,993
Raymond James Financial, Inc.	19,600	858,676
Seacoast Banking Corp. Of Florida*	53,000	785,460
State Bank Financial Corp.	56,500	1,088,190
Suffolk Bancorp	16,500	461,835
Synovus Financial Corp.	24,014	733,148
Valley National Bancorp	65,059	572,519
Willis Towers Watson PLC (Ireland)	4,728	541,237

		11,171,075

Health Care — 13.6%
Alere, Inc.*	51,750	1,925,100
Allergan PLC (Ireland)*	9,512	2,705,498
Universal Health Services, Inc., Class B	13,900	1,565,696
Valeant Pharmaceuticals International, Inc. (Canada)*	30,950	2,792,309
Zimmer Holdings, Inc.	15,375	1,526,122

		10,514,725

Industrials — 6.9%
Aerojet Rocketdyne Holdings, Inc.*	62,450	1,027,302
Air Transport Services Group, Inc.*	125,900	1,225,007
MSA Safety, Inc.	13,575	581,010
Progressive Waste Solutions Ltd. (Canada)	67,905	1,912,884
Triumph Group, Inc.	21,585	550,418

		5,296,621

See accompanying Notes to the Quarterly Portfolio of Investments. 1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — 11.7%
Avid Technology, Inc.*	100,000	$710,000
CA, Inc.	48,732	1,400,070
Electro Rent Corp.	106,880	934,131
Everi Holdings, Inc.*	213,371	599,573
Imation Corp.*	184,640	155,042
Mentor Graphics Corp.	110,290	1,916,840
Quantum Corp.*	1,489,078	707,610
QuinStreet, Inc.*	309,174	1,177,953
VASCO Data Security International, Inc.*	94,530	1,465,215

		9,066,434

Materials — 6.0%
Celanese Corp., Class A	16,525	1,052,147
Pope Resources LP	12,100	732,534
Real Industry, Inc.*	224,200	1,434,880
Tronox Ltd., Class A (Australia)	391,475	1,397,566

		4,617,127

Utilities — 3.1%
National Fuel Gas Co.	52,765	2,391,838

TOTAL COMMON STOCKS (Cost $61,552,369)		64,985,693

Value

TOTAL INVESTMENTS - 84.0% (Cost $61,552,369)**	$64,985,693
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0%	12,422,568

NET ASSETS - 100.0%	$77,408,261

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$61,552,369

Gross unrealized appreciation	$14,088,288
Gross unrealized depreciation	(10,654,964)

Net unrealized appreciation	$3,433,324

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments. 2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$64,985,693	$64,985,693	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.6%
Aerospace & Defense — 3.6%
Boeing Co. (The)	16,504	$1,982,626

Automobiles — 3.3%
Ford Motor Co.	148,632	1,774,666

Beverages — 4.2%
Coca-Cola Co. (The)	53,278	2,286,692

Chemicals — 3.7%
Dow Chemical Co. (The)	47,422	1,991,724

Commercial Banks — 7.5%
JPMorgan Chase & Co.	34,118	2,030,021
Wells Fargo & Co.	40,441	2,031,351

		4,061,372

Communications Equipment — 3.3%
Cisco Systems, Inc.	75,536	1,797,002

Computers & Peripherals — 2.3%
Seagate Technology PLC (Ireland)	43,266	1,256,877

Diversified Telecommunication Services — 8.0%
AT&T, Inc.	60,295	2,174,238
Verizon Communications, Inc.	43,326	2,165,000

		4,339,238

Electric Utilities — 8.2%
Duke Energy Corp.	29,004	2,184,001
Southern Co. (The)	46,625	2,280,895

		4,464,896

Hotels, Restaurants & Leisure — 4.9%
McDonald’s Corp.	21,405	2,649,511

Household Products — 8.8%
Kimberly-Clark Corp.	18,578	2,385,787

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household Products — (Continued)
Procter & Gamble Co. (The)	29,279	$2,391,802

		4,777,589

Multiline Retail — 3.6%
Target Corp.	27,039	1,958,164

Multi-Utilities — 4.4%
Consolidated Edison, Inc.	34,572	2,398,951

Pharmaceuticals — 11.3%
AbbVie, Inc.	37,388	2,052,601
Johnson & Johnson	21,121	2,205,877
Pfizer, Inc.	61,513	1,875,531

		6,134,009

REITs — 12.3%
Digital Realty Trust, Inc.	32,974	2,640,558
Omega Healthcare Investors, Inc.	63,173	2,003,216
Welltower, Inc.	33,088	2,058,735

		6,702,509

Software — 4.9%
Microsoft Corp.	48,299	2,660,792

Tobacco — 4.3%
Philip Morris International, Inc.	25,659	2,309,567

TOTAL COMMON STOCKS (Cost $51,858,860)		53,546,185

See accompanying Notes to the Quarterly Portfolio of Investments. 1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 0.6%
SPDR S&P Dividend ETF	4,137	$298,567

TOTAL EXCHANGE TRADED FUND (Cost $285,526)		298,567

TOTAL INVESTMENTS - 99.2% (Cost $52,144,386)*		53,844,752

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		438,793

NET ASSETS - 100.0%		$54,283,545

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$52,144,386

Gross unrealized appreciation	$3,984,244
Gross unrealized depreciation	(2,283,878)

Net unrealized appreciation	$1,700,366

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$53,844,752	$53,844,752	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Rivington Diversified International Equity Fund by WHV

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 105.9%
Australia — 0.9%
Australia & New Zealand Banking Group Ltd.	497	$8,627

Belgium — 1.7%
KBC Groep NV	287	16,447

Canada — 5.9%
Alimentation Couche-Tard, Inc., Class B	357	15,540
Bank of Montreal	90	4,817
Bank Of Nova Scotia (The)	250	10,242
Dollarama, Inc.	208	11,161
Linamar Corp.	218	8,501
Magna International, Inc.	159	5,500

		55,761

China — 4.5%
NetEase, Inc., ADR	116	18,112
Tencent Holdings Ltd.	1,300	24,423

		42,535

Denmark — 4.7%
Novo Nordisk AS, Class B	410	22,906
Vestas Wind Systems AS	325	21,266

		44,172

Finland — 3.2%
Sampo Oyj, Class A	631	30,556

France — 8.6%
AXA SA	910	22,488
Casino Guichard Perrachon SA	151	6,845
Thales SA	266	20,246
TOTAL SA	506	22,477
Valeo SA	71	9,226

		81,282

	Number of Shares	Value

COMMON STOCKS — (Continued)
Germany — 8.5%
Allianz SE, Registered Shares	80	$12,947
BASF SE	186	12,397
Continental AG	45	9,443
CTS Eventim AG & Co KGaA	316	11,624
Hannover Rueck SE	171	17,997
Krones AG	154	16,603

		81,011

Hong Kong — 2.9%
AIA Group Ltd.	5,000	27,797

India — 0.7%
Tata Motors, Ltd., SP ADR*	282	7,044

Indonesia — 1.0%
Telekomunikasi Indonesia Tbk PT, SP ADR	193	9,457

Israel — 1.6%
NICE-Systems Ltd., SP ADR	246	14,890

Japan — 18.6%
Century Tokyo Leasing Corp.	500	18,514
CyberAgent, Inc.	500	23,594
ITOCHU Corp.	1,900	22,331
Mitsubishi Electric Corp.	1,600	14,850
Murata Manufacturing Co., Ltd.	100	11,567
ORIX Corp.	900	12,728
Start Today Co., Ltd.	700	22,295
Sumitomo Mitsui Financial Group, Inc.	600	20,129
Suruga Bank Ltd.	700	12,709

See accompanying Notes to the Quarterly Portfolio of Investments. 1

Rivington Diversified International Equity Fund by WHV

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Japan — (Continued)
Toyota Motor Corp.	300	$18,069

		176,786

Mexico — 0.9%
America Movil SAB de CV, SP ADR, Class L	617	8,724
Telesites SAB de CV*	492	298

		9,022

Netherlands — 6.6%
ING Groep NV, CVA	910	10,367
Koninklijke Ahold NV	1,083	24,497
Royal Dutch Shell PLC, Class A	639	13,972
Unilever NV, CVA	314	13,909

		62,745

Singapore — 1.5%
DBS Group Holdings Ltd.	1,400	13,918

South Africa — 0.6%
Imperial Holdings Ltd.	688	5,284

South Korea — 1.9%
BGF Retail Co. Ltd.	98	17,659

Sweden — 7.1%
Electrolux AB, Class B	730	15,901
Investor AB, Class B	941	31,521
Skandinaviska Enskilda Banken AB, Class A	1,236	11,913
Swedish Match AB	225	8,004

		67,339

Switzerland — 4.2%
BB Biotech AG, Registered Shares	18	4,183
Nestle SA, Registered Shares	396	29,174

	Number of Shares	Value

COMMON STOCKS — (Continued)
Switzerland — (Continued)
Swiss Re AG	75	$6,981

		40,338

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	349	7,800

Thailand — 2.5%
Bangkok Bank PCL	1,900	8,216
Krung Thai Bank PCL, NVDR	11,000	5,396
PTT Exploration & Production PCL, NVDR	6,300	10,212

		23,824

Turkey — 0.7%
Tav Havalimanlari Holding As	1,069	6,344

United Kingdom — 12.9%
ASOS PLC*	261	11,614
Berkeley Group Holdings PLC	273	13,802
BP PLC	987	5,330
BP PLC, SP ADR	454	14,696
Capita PLC	955	16,075
Intertek Group PLC	197	7,985
Legal & General Group PLC	5,275	18,412
Regus PLC	3,210	13,570
Shire PLC	188	10,545
Sky PLC	660	10,212

		122,241

United States — 3.4%
Gilead Sciences, Inc.	199	16,517

See accompanying Notes to the Quarterly Portfolio of Investments. 2

Rivington Diversified International Equity Fund by WHV

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
LyondellBasell Industries NV, Class A	204	$15,906

		32,423

TOTAL COMMON STOCKS (Cost $1,116,343)		1,005,302

TOTAL INVESTMENTS - 105.9% (Cost $1,116,343)**		1,005,302
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)%		(56,431)

NET ASSETS - 100.0%		$948,871

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,116,343

Gross unrealized appreciation	$20,272
Gross unrealized depreciation	(131,313)

Net unrealized depreciation	$(111,041)

Legend:
ADR	American Depository Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

Rivington Diversified Global Equity Fund by WHV

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 106.7%
Belgium — 0.9%
KBC Groep NV	174	$9,971

Canada — 4.1%
Alimentation Couche-Tard, Inc., Class B	390	16,976
Bank of Montreal	204	10,918
Dollarama, Inc.	169	9,068
Linamar Corp.	199	7,760

		44,722

China — 2.6%
NetEase, Inc., ADR	86	13,428
Tencent Holdings Ltd.	800	15,029

		28,457

Denmark — 4.1%
Novo Nordisk AS, Class B	394	22,012
Vestas Wind Systems AS	332	21,724

		43,736

Finland — 2.0%
Sampo Oyj, Class A	446	21,597

France — 4.9%
AXA SA	781	19,301
Casino Guichard Perrachon SA	103	4,669
Thales SA	181	13,777
TOTAL SA	173	7,685
Valeo SA	54	7,017

		52,449

Germany — 3.8%
BASF SE	106	7,065
Continental AG	36	7,554
CTS Eventim AG & Co KGaA	213	7,835
Hannover Rueck SE	85	8,946

	Number of Shares	Value

COMMON STOCKS — (Continued)
Germany — (Continued)
Krones AG	84	$9,056

		40,456

Hong Kong — 2.1%
AIA Group Ltd.	4,000	22,238

India — 0.8%
Tata Motors, Ltd., SP ADR*	335	8,368

Indonesia — 0.7%
Telekomunikasi Indonesia Tbk PT, SP ADR	147	7,203

Israel — 2.3%
NICE-Systems Ltd., SP ADR	401	24,273

Japan — 8.2%
Century Tokyo Leasing Corp.	300	11,108
CyberAgent, Inc.	200	9,438
ITOCHU Corp.	1,800	21,155
Mitsubishi Electric Corp.	600	5,569
ORIX Corp.	800	11,314
Start Today Co., Ltd.	400	12,740
Sumitomo Mitsui Financial Group, Inc.	300	10,065
Suruga Bank Ltd.	400	7,262

		88,651

Mexico — 0.7%
America Movil SAB de CV, SP ADR, Class L	535	7,565
Telesites SAB de CV*	397	241

		7,806

Netherlands — 3.1%
Koninklijke Ahold NV	1,018	23,027

See accompanying Notes to the Quarterly Portfolio of Investments. 4

Rivington Diversified Global Equity Fund by WHV

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Netherlands — (Continued)
Royal Dutch Shell PLC, Class A	479	$10,474

		33,501

Singapore — 0.6%
DBS Group Holdings Ltd.	700	6,959

Sweden — 5.0%
Electrolux AB, Class B	510	11,109
Investor AB, Class B	813	27,233
Skandinaviska Enskilda Banken AB, Class A	694	6,689
Swedish Match AB	251	8,929

		53,960

Switzerland — 0.8%
Swiss Re AG	89	8,285

Thailand — 1.4%
Bangkok Bank PCL	1,400	6,054
Krung Thai Bank PCL, NVDR	19,300	9,467

		15,521

Turkey — 0.4%
Tav Havalimanlari Holding As	742	4,403

United Kingdom — 4.9%
ASOS PLC*	121	5,384
Berkeley Group Holdings PLC	201	10,162
BP PLC, SP ADR	310	10,035
Capita PLC	323	5,437
Legal & General Group PLC	2,740	9,564
Regus PLC	1,551	6,557

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Shire PLC	103	$5,777

		52,916

United States — 53.3%
Aetna, Inc.	81	8,249
Alphabet, Inc., Class A*	45	34,261
Amdocs, Ltd. (Channel Islands)	194	10,620
Apple, Inc.	215	20,928
AutoZone, Inc.*	28	21,487
Bright Horizons Family Solutions, Inc.*	174	12,210
Cal-Maine Foods, Inc.	199	10,044
Carter’s, Inc.	112	10,889
Casey’s General Stores, Inc.	156	18,836
Chevron Corp.	223	19,283
Costco Wholesale Corp.	158	23,877
CST Brands, Inc.	310	12,009
Exxon Mobil Corp.	332	25,846
Fifth Third Bancorp	923	14,583
General Dynamics Corp.	79	10,568
Gilead Sciences, Inc.	163	13,529
Global Payments, Inc.	305	17,980
Harris Corp.	102	8,871
Health Net, Inc.*	203	13,443
Home Depot, Inc. (The)	202	25,403
Hormel Foods Corp.	271	21,791
Lear Corp.	40	4,153
LyondellBasell Industries NV, Class A	223	17,387
Microsoft Corp.	369	20,328
Molina Healthcare, Inc.*	217	11,916
NIKE, Inc., Class B	334	20,711

See accompanying Notes to the Quarterly Portfolio of Investments. 5

Rivington Diversified Global Equity Fund by WHV

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Priceline Group, Inc. (The)*	15	$15,975
Starbucks Corp.	354	21,512
TJX Cos, Inc. (The)	279	19,876
Ulta Salon Cosmetics & Fragrance, Inc.*	73	13,225
Valero Energy Corp.	178	12,081
Visa, Inc., Class A	393	29,274
Walt Disney Co. (The)	177	16,960
Wells Fargo & Co.	337	16,927

		575,032

TOTAL COMMON STOCKS (Cost $1,212,969)		1,150,504

TOTAL INVESTMENTS - 106.7% (Cost $1,212,969)**		1,150,504
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%		(72,600)

NET ASSETS - 100.0%		$1,077,904

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,212,969

Gross unrealized appreciation	$34,247
Gross unrealized depreciation	(96,712)

Net unrealized depreciation	$(62,465)

Legend:

ADR	American Depository Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 6

Rivington Funds by WHV

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

7

Rivington Funds by WHV

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2016, in valuing each Fund’s investments carried at fair value:

Rivington Diversified International Equity Fund by WHV	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$8,627	—	$8,627	—
Belgium	16,447	—	16,447	—
Canada	55,761	55,761	—	—
China	42,535	18,112	24,423	—
Denmark	44,172	—	44,172	—
Finland	30,556	—	30,556	—
France	81,282	—	81,282	—
Germany	81,011	—	81,011	—
Hong Kong	27,797	—	27,797	—
India	7,044	7,044	—	—
Indonesia	9,457	9,457	—	—
Israel	14,890	14,890	—	—
Japan	176,786	—	176,786	—
Mexico	9,022	9,022	—	—
Netherlands	62,745	13,909	48,836	—
Singapore	13,918	—	13,918	—
South Africa	5,284	—	5,284	—
South Korea	17,659	—	17,659	—
Sweden	67,339	—	67,339	—
Switzerland	40,338	—	40,338	—

8

Rivington Funds by WHV

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

Rivington Diversified International Equity Fund by WHV	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Taiwan	7,800	7,800	—	—
Thailand	23,824	—	23,824	—
Turkey	6,344	—	6,344	—
United Kingdom	122,241	28,011	94,230	—
United States	32,423	32,423	—	—

Total Investments in Securities	$1,005,302	$196,429	$808,873	$—

Rivington Diversified Global Equity Fund by WHV	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$9,971	$—	$9,971	$—
Canada	44,722	44,722	—	—
China	28,457	13,428	15,029	—
Denmark	43,736	—	43,736	—
Finland	21,597	—	21,597	—
France	52,449	—	52,449	—
Germany	40,456	—	40,456	—
Hong Kong	22,238	—	22,238	—
India	8,368	8,368	—	—
Indonesia	7,203	7,203	—	—
Israel	24,273	24,273	—	—
Japan	88,651	—	88,651	—
Mexico	7,806	7,806	—	—
Netherlands	33,501	—	33,501	—
Singapore	6,959	—	6,959	—
Sweden	53,960	—	53,960	—
Switzerland	8,285	—	8,285	—
Thailand	15,521	—	15,521	—
Turkey	4,403	—	4,403	—
United Kingdom	52,916	10,035	42,881	—
United States	575,032	575,032	—	—

Total Investments in Securities	$1,150,504	$690,867	$459,637	$—

9

Rivington Funds by WHV

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Funds investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S.GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.3%
Consumer Discretionary — 22.6%
Abercrombie & Fitch Co., Class A	354,880	$9,312,051
Coach, Inc.	181,784	6,735,097
GameStop Corp., Class A	197,960	5,188,532
Garmin Ltd. (Switzerland)	168,273	5,919,844
Mattel, Inc.	323,203	8,917,171
McDonald’s Corp.	80,699	9,988,922
Tupperware Brands Corp.	112,274	5,212,882

		51,274,499

Consumer Staples — 19.5%
Altria Group, Inc.	150,361	9,188,561
Coca-Cola Co. (The)	189,928	8,151,710
Philip Morris International, Inc.	100,174	9,016,662
Procter & Gamble Co. (The)	94,484	7,718,398
Reynolds American, Inc.	206,212	10,300,289

		44,375,620

Energy — 13.5%
Chevron Corp.	73,003	6,312,569
CVR Energy, Inc.	206,856	7,244,097
Exxon Mobil Corp.	92,682	7,215,294
Helmerich & Payne, Inc.	105,318	5,350,154
National Oilwell Varco, Inc.	142,986	4,652,764

		30,774,878

Health Care — 6.0%
Merck & Co., Inc.	136,001	6,891,171
Pfizer, Inc.	223,890	6,826,406

		13,717,577

Industrials — 15.8%
Caterpillar, Inc.	96,732	6,020,600
Emerson Electric Co.	137,360	6,315,813
General Electric Co.	308,137	8,966,787

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
Lockheed Martin Corp.	38,775	$8,181,525
Pitney Bowes, Inc.	332,732	6,514,892

		35,999,617

Information Technology — 13.7%
CA, Inc.	247,205	7,102,200
Intel Corp.	246,910	7,659,148
International Business Machines Corp.	48,096	6,001,900
Microsoft Corp.	187,540	10,331,579

		31,094,827

Telecommunication Services — 7.2%
AT&T, Inc.	230,301	8,304,654
Verizon Communications, Inc.	158,729	7,931,688

		16,236,342

TOTAL COMMON STOCKS (Cost $229,707,973)		223,473,360

See accompanying Notes to the Quarterly Portfolio of Investments. 1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 1.7%
Money Market Fund — 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%(a)	3,826,222	$3,826,222

TOTAL SHORT-TERM INVESTMENT (Cost $3,826,222)		3,826,222

TOTAL INVESTMENTS - 100.0% (Cost $233,534,195)*		227,299,582
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		48,097

NET ASSETS - 100.0%		$227,347,679

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2016.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$233,534,195

Gross unrealized appreciation	$12,144,899
Gross unrealized depreciation	(18,379,512)

Net unrealized depreciation	$(6,234,613)

See accompanying Notes to the Quarterly Portfolio of Investments. 2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$223,473,360	$223,473,360	$—	$—
Short-Term Investment	3,826,222	3,826,222	—	—

Total Investments	$227,299,582	$227,299,582	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

4

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.6%
Australia — 3.5%
BHP Billiton, Ltd., SP ADR	120,710	$2,644,756
South32 Ltd., ADR*	49,577	168,562

		2,813,318

Bermuda — 5.9%
Bunge, Ltd.	6,465	400,895
Nabors Industries Ltd.	403,422	2,969,186
PartnerRe Ltd.	9,475	1,330,290

		4,700,371

Brazil — 0.9%
Vale SA, SP ADR	284,515	697,062

Canada — 26.8%
Agrium, Inc.	32,370	2,811,982
Brookfield Asset Management, Inc., Class A	49,367	1,479,035
Canadian National Railway Co.	78,455	4,196,558
Canadian Natural Resources, Ltd.	143,195	3,044,326
Canadian Pacific Railway, Ltd.	32,435	3,883,442
Ensign Energy Services, Inc.	6,460	30,188
Finning International, Inc.	7,355	93,261
Manulife Financial Corp.	15,255	211,434
Potash Corp. of Saskatchewan, Inc.	94,805	1,545,322
Suncor Energy, Inc.	172,765	4,068,616
Teck Resources, Ltd., Class B	50,320	187,694

		21,551,858

Curacao — 5.5%
Schlumberger, Ltd.	61,050	4,412,084

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — 0.4%
AXA SA, SP ADR	14,250	$350,550

Germany — 2.8%
BASF SE, SP ADR	34,320	2,284,682

Ireland — 12.9%
Allegion PLC	19,440	1,177,286
Eaton Corp. PLC	55,781	2,817,498
Ingersoll-Rand PLC	62,830	3,233,860
Weatherford International PLC*	467,350	3,149,939

		10,378,583

Luxembourg — 4.1%
Tenaris SA, ADR	158,810	3,309,600

Netherlands — 9.1%
Chicago Bridge & Iron Co. NV	34,815	1,351,518
Core Laboratories NV	22,780	2,241,552
Unilever NV, New York Registry Shares	83,260	3,697,577

		7,290,647

Norway — 0.3%
Yara International ASA, ADR	5,440	204,381

Switzerland — 11.1%
Nestle SA, SP ADR	55,130	4,065,286
Novartis AG, ADR	47,325	3,689,930
Syngenta AG, ADR	7,845	579,589
UBS Group AG	36,600	609,024

		8,943,829

United Kingdom — 15.3%
British American Tobacco PLC, SP ADR	32,820	3,643,348
Diageo PLC, SP ADR	22,085	2,377,892

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Ensco PLC, Class A	29,200	$285,576
LyondellBasell Industries NV, Class A	15,210	1,185,924
Noble Corp. PLC	210,035	1,636,173
Rio Tinto PLC, SP ADR	129,840	3,200,556

		12,329,469

TOTAL COMMON STOCKS (Cost $82,166,155)		79,266,434

TOTAL INVESTMENTS - 98.6% (Cost $82,166,155)**		79,266,434
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		1,113,591

NET ASSETS - 100.0%		$80,380,025

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$82,166,155

Gross unrealized appreciation	$18,353,827
Gross unrealized depreciation	(21,253,548)

Net unrealized depreciation	$(2,899,721)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund’s (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investments, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$79,266,434	$79,266,434	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Subsequent Event

WHV Investments, Inc. (the “Adviser”) has notified the Trust and its Board of Trustees that, effective February 28, 2016, Richard K. Hirayama, the current portfolio manager of the Fund, will retire from his positions with the Adviser and Hirayama Investments, LLC (the “Sub-Adviser”). In anticipation of Mr. Hirayama’s retirement, effective February 15, 2016, the Adviser has designated its in-house Rivington portfolio management team to succeed Mr. Hirayama as portfolio managers of the Fund. Effective with Rivington’s appointment, the Board of Trustees of the Trust has approved, among other things, (i) a change in the Fund’s investment strategy to reflect the Rivington Select International Equity Strategy, (ii) a reduction in the Fund’s investment advisory fee paid to the Adviser and (iii) the termination of the sub-advisory agreement among the Adviser, the Sub-Adviser and the Trust with respect to the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Par Value	Value
LONG POSITIONS — 100.2%
CORPORATE BONDS AND NOTES — 98.9%
Biotechnology — 4.4%
Concordia Healthcare Corp. (Canada) 9.50%, 10/21/2022 †(a)	$2,250,000	$2,199,375

Commercial Services — 1.0%
Hertz Corp. (The) 7.50%, 10/15/2018 †	500,000	507,500

Distribution/Wholesale — 12.3%
HD Supply, Inc. 11.50%, 07/15/2020 †	5,600,000	6,174,000

Environmental Control — 2.7%
ADS Waste Holdings, Inc. 8.25%, 10/01/2020	1,465,000	1,355,125

Food — 12.4%
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc. 7.75%, 10/15/2022 †(a)	2,000,000	2,090,000
Post Holdings, Inc. 7.75%, 03/15/2024 (a)	2,000,000	2,130,000
US Foods, Inc. 8.50%, 06/30/2019 †	2,000,000	1,990,000

		6,210,000

Healthcare-Products — 2.9%
Kinetic Concepts, Inc. / KCI USA, Inc. 12.50%, 11/01/2019 †	1,650,000	1,476,750

Healthcare-Services — 3.7%
Tenet Healthcare Corp. 6.75%, 06/15/2023 †	2,000,000	1,850,000

Holding Companies-Diversified — 4.1%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 †(a)	2,035,000	2,050,262

Lodging — 0.6%
Boyd Gaming Corp. 6.88%, 05/15/2023	279,000	283,185

Media — 19.0%
Cablevision Systems Corp. 7.75%, 04/15/2018	1,500,000	1,518,750
Neptune Finco Corp. 10.88%, 10/15/2025 †(a)	4,000,000	4,230,000
Univision Communications, Inc. 8.50%, 05/15/2021 †(a)	3,775,000	3,746,688

		9,495,438

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Retail — 5.8%
Petco Holdings, Inc. 8.50% Cash or 9.25% PIK interest, 10/15/2017 , †(a)	$1,750,000	$1,782,900
Yum! Brands, Inc. 5.35%, 11/01/2043 †	1,500,000	1,110,000

		2,892,900

Software — 4.0%
First Data Corp. 7.00%, 12/01/2023 †(a)	2,000,000	2,015,000

Technology Hardware & Equipment — 4.2%
Zebra Technologies Corp. 7.25%, 10/15/2022 †	2,000,000	2,080,000

Telecommunications — 21.8%
Altice Luxembourg SA 7.63%, 02/15/2025 †(a)	2,000,000	1,780,000
Frontier Communications Corp., Sr. Unsec. Notes 11.00%, 09/15/2025 †(a)	4,000,000	3,855,000
Intelsat Jackson Holdings SA 7.25%, 04/01/2019 †	2,200,000	1,996,500
Sprint Corp. 7.63%, 02/15/2025 †	2,000,000	1,366,250
Wind Acquisition Finance SA (Luxembourg) 7.38%, 04/23/2021 †(a)	2,000,000	1,901,240

		10,898,990

TOTAL CORPORATE BONDS AND NOTES (Cost $49,403,231)		49,488,525

	Number of Shares
COMMON STOCKS — 0.3%
Health Care — 0.3%
Novavax, Inc	22,600	116,390

TOTAL COMMON STOCKS (Cost $113,000)		116,390

PREFERRED STOCKS — 2.9%
Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
Teva Pharmaceutical Industries Ltd	1,500	1,465,260

TOTAL PREFERRED STOCKS (Cost $1,506,000)		1,465,260

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Contracts	Value
OPTIONS PURCHASED — 0.6%
Call Options — 0.4%
Alibaba Group Holdings Ltd Expires 02/19/2016 Strike Price $105	200	$—
iShares iBoxx $ High Yield Corporate Bond ETF Expires 02/19/2016 Strike Price $78.50	1,250	138,750
Western Digital Corp Expires 03/18/2016 Strike Price $52.50	250	33,000
Yahoo! Inc Expires 02/19/2016 Strike Price $31	500	39,500

		211,250

Put Options — 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF Expires 02/19/2016 Strike Price $78	1,500	94,500

TOTAL OPTIONS PURCHASED (Cost $292,439)		305,750

	Number of Shares
EXCHANGE TRADED FUND — 1.3%
iShares iBoxx $ High Yield Corporate Bond Fund†	8,000	634,240

TOTAL EXCHANGE TRADED FUND (Cost $622,563)		634,240

TOTAL LONG POSITIONS - 104.0% (Cost $51,937,233)*		52,010,165

SHORT POSITIONS - (2.6)%
COMMON STOCKS — (2.6)%
Pharmaceuticals, Biotechnology & Life Sciences — (2.6)%
Teva Pharmaceutical Industries Ltd. ADR	(20,800)	(1,278,784)

TOTAL COMMON STOCK (Proceeds $(1,331,473))		(1,278,784)

TOTAL SECURITES SOLD SHORT - (2.6)%		(1,278,784)

(Proceeds $1,331,473)

	Contracts	Value
OPTIONS WRITTEN — (0.2)%
Call Options — (0.2)%
Alibaba Group Holdings Ltd Expires 02/19/2016 Strike Price $72	(200)	$(14,800)
iShares iBoxx $ High Yield Corporate Bond ETF Expires 02/19/2016 Strike Price $79.50	(1,250)	(88,750)
Western Digital Corp Expires 03/18/16 Strike Price $60	(250)	(6,250)

		(109,800)

TOTAL OPTIONS WRITTEN (Premium $76,228)		(109,800)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(590,420)

NET ASSETS - 100.0%		$50,031,161

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$51,937,233

Gross unrealized appreciation	$695,975
Gross unrealized depreciation	(623,043)

Net unrealized appreciation	$72,932

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016, these securities amounted to $27,780,465 or 55.5% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend:
ADR	American Depository Receipt
PIK	Payment-In-Kind. A security which may pay interest in additional par value and/or in cash. Rates shown are the current rate and possible payment rates.

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Acuity Tactical Credit Long/Short Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair ValueMeasurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Long Positions:
Corporate Bonds and Notes	$49,488,525	$—	$49,488,525	$—
Common Stocks	116,390	116,390	—	—
Preferred Stocks	1,465,260	1,465,260	—	—
Purchased Options on Equity Contracts	305,750	305,750	—	—
Exchange Traded Fund	634,240	634,240	—	—

Total Assets	$52,010,165	$2,521,640	$49,488,525	$—

Liabilities:
Short Positions:
Common Stocks	(1,278,784)	(1,278,784)	—	—
Written Options on Equity Contracts	(109,800)	(109,800)	—	—

Total Liabilities	$(1,388,584)	$(1,388,584)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve

4

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Payment-In-Kind Securities — The Fund may invest in payment-in-kind securities (“PIK”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates, interest rates, and associated risks as the original bonds. For the period ended January 31, 2016, there were no in-kind payments received by the Fund with respect to PIK securities.

Options — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options, all to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

During the period ended January 31, 2016, the Fund entered into 1,700 written options contracts.

The Fund had transactions in written options for the period ended January 31, 2016 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2015	—	$—
Call Options Written	1,700	76,228
Call Options Closed	—	—
Call Options Exercised	—	—

Outstanding, January 31, 2016	1,700	$76,228

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For the period ended January 31, 2016, the Fund’s average monthly volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$73,110	$(19,057)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.2%
Australia — 3.8%
Domino’s Pizza
Enterprises, Ltd.	1,304	$55,993
Gateway Lifestyle	23,822	49,583
iSentia Group, Ltd.	14,210	46,496
JB Hi-Fi, Ltd.	2,960	49,626
Treasury Wine Estates, Ltd.	10,225	66,550

		268,248

Belgium — 0.7%
Ablynx NV*	3,366	49,042

Canada — 2.8%
Descartes Systems Group, Inc. (The)*	2,674	47,605
Just Energy Group, Inc.	7,276	48,354
New Flyer Industries, Inc.	2,851	54,297
Uni-Select, Inc.	1,151	49,790

		200,046

China — 0.8%
TAL Education Group, ADR*	1,146	54,974

Denmark — 1.5%
DFDS A/S	1,324	46,985
Genmab A/S*	453	56,886

		103,871

Finland — 0.6%
Amer Sports Oyj	1,658	45,382

France — 4.4%
Euronext NV(a)	1,197	58,026
Nexity SA	1,116	50,510
Rubis SCA	730	54,616
Sopra Steria Group	479	51,923
Technicolor SA	6,426	45,665

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — (Continued)
Trigano SA	746	$47,050

		307,790

Germany — 5.1%
Gerresheimer AG	712	50,587
Jenoptik AG	3,046	41,057
Nordex SE*	1,821	59,021
Sixt SE	959	44,527
SMA Solar Technology AG*	1,225	60,480
Software AG	1,421	47,798
Stroeer Media SE	877	51,611

		355,081

Hong Kong — 0.6%
Vitasoy International Holdings, Ltd.	23,856	45,108

India — 7.8%
Arvind, Ltd.	9,727	47,144
Force Motors, Ltd.	1,013	41,200
Indraprastha Gas, Ltd.	5,573	46,186
Jamna Auto Industries, Ltd.	22,061	47,612
Jet Airways India, Ltd.*	5,687	51,026
Lloyd Electric & Engineering	11,859	45,739
Natco Pharma, Ltd.	7,110	55,697
NOCIL, Ltd.	59,861	44,053
Reliance Infrastructure, Ltd.	7,058	49,434
SpiceJet, Ltd.*	53,778	69,987
WNS Holdings, Ltd., ADR*	1,730	49,634

		547,712

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Ireland — 1.5%
Dalata Hotel Group PLC*	8,897	$47,357
Kingspan Group PLC	2,154	55,466

		102,823

Israel — 0.9%
Frutarom Industries, Ltd	1,242	62,889

Italy — 5.8%
Amplifon SpA	5,937	49,771
Banca IFIS SpA	1,709	53,605
Brembo SpA	1,233	50,589
DiaSorin SpA	963	50,685
Geox SpA*	10,592	41,062
OVS SpA*(a)	8,758	53,449
Recordati SpA	2,183	54,106
Yoox Net-A-Porter Group SpA*	1,493	51,370

		404,637

Japan — 13.5%
Ariake Japan Co., Ltd.	1,032	57,856
ASKUL Corp.	1,415	45,630
Daikyonishikawa Corp.	2,807	45,788
eRex Co., Ltd.	2,864	35,244
FCC Co., Ltd.	2,446	54,276
Goldwin, Inc.	966	43,605
Gurunavi, Inc.	2,251	45,407
Hito Communications, Inc.	1,412	21,118
Kaneka Corp.	5,440	52,062
Keihin Corp.	2,839	44,713
Morinaga & Co., Ltd.	11,241	61,918
Nihon M&A Center, Inc.	1,281	60,652
Park24 Co., Ltd.	2,098	58,445
PeptiDream, Inc.*	1,574	51,075
Ride On Express Co., Ltd.	2,769	58,214

	Number of Shares	Value

COMMON STOCKS — (Continued)
Japan — (Continued)
Sakata Seed Corp.	2,203	$53,802
Sundrug Co., Ltd.	895	59,293
Toyota Boshoku Corp.	2,365	48,005
Ulvac, Inc.	1,982	50,492

		947,595

Malaysia — 1.4%
Inari Amertron Bhd	60,794	47,450
Top Glove Corp. Bhd	38,186	49,951

		97,401

Mexico — 3.6%
Alsea SAB de CV	14,021	49,814
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,409	57,748
Gruma SAB de CV, Class B	3,348	50,466
Grupo Lala SAB de CV	21,425	50,770
Nemak SAB de CV(a)	36,772	47,035

		255,833

Netherlands — 0.7%
TomTom NV*	4,512	46,819

New Zealand — 1.0%
a2 Milk Co., Ltd.*	58,951	71,969

Norway — 2.0%
Bakkafrost P/F	1,543	51,392
Tomra Systems ASA	4,657	45,212
XXL ASA(a)	4,362	45,911

		142,515

Russian Federation — 0.8%
Luxoft Holding, Inc.*	719	53,983

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — 12.8%
Advanced Process Systems Corp.*	4,817	$71,494
CJ CGV Co., Ltd.	452	51,254
DIO Corp.*	2,084	63,083
Foosung Co., Ltd.*	11,387	40,641
Iljin Materials Co., Ltd.*	4,535	45,615
Innocean Worldwide, Inc.	800	56,275
Jusung Engineering Co., Ltd.*	7,140	47,500
LIG Nex1 Co., Ltd.	472	50,417
Lutronic Corp.*	1,051	49,338
NongShim Co., Ltd.	165	64,504
Osstem Implant Co., Ltd.*	707	49,017
S&T Motiv Co., Ltd.*	720	50,929
Tera Semicon Co., Ltd.*	2,071	45,257
Value Added Technologies Co., Ltd.*	1,505	60,823
Viatron Technologies, Inc.*	3,104	60,665
Vieworks Co., Ltd.	1,165	48,805
WiSoL Co., Ltd.	3,655	44,197

		899,814

Sweden — 3.4%
AAK AB	677	44,069
Inwido AB	3,861	42,794
NetEnt AB	876	43,810
Saab AB, Class B	1,725	52,071
Unibet Group PLC, SDR	5,096	57,679

		240,423

Switzerland — 4.4%
Gategroup Holding AG	1,311	48,463
Tecan Group AG	383	55,306
Temenos Group AG	1,039	50,502
U-Blox AG	261	52,646

	Number of Shares	Value

COMMON STOCKS — (Continued)
Switzerland — (Continued)
Valiant Holding AG	414	$45,177
Ypsomed Holding AG	390	54,365

		306,459

Taiwan — 5.5%
De Licacy Industrial Co., Ltd.	59,224	58,855
Hota Industrial Manufacturing Co., Ltd.	15,809	66,448
Inventec Corp.	63,428	47,577
Li Cheng Enterprise Co., Ltd.	8,791	48,086
Sercomm Corp.	20,232	49,571
Silergy Corp.	4,280	54,458
TCI Co., Ltd.	15,239	60,176

		385,171

Thailand — 1.5%
Central Plaza Hotel PCL	40,900	45,492
KCE Electronics PCL	27,656	59,345

		104,837

Turkey — 1.4%
Aselsan Elektronik Sanayi
Ve Ticaret AS	7,523	46,162
Petkim Petrokimya Holding AS*	45,141	53,349

		99,511

United Kingdom — 6.9%
Beazley PLC	8,626	46,381
Card Factory PLC	8,287	41,199
Dart Group PLC	6,420	50,634
Domino’s Pizza Group PLC	3,609	50,770
Greencore Group PLC	8,713	48,401
Paysafe Group PLC*	9,603	55,328

See accompanying Notes to the Quarterly Portfolio of Investments. 3

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Redrow PLC	8,777	$55,782
Regus PLC	11,631	49,168
RPC Group PLC	3,920	42,111
SuperGroup PLC	1,983	41,617

		481,391

TOTAL COMMON STOCKS (Cost $6,187,962)		6,681,324

REGISTERED INVESTMENT COMPANY — 5.9%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	413,430	413,430

TOTAL REGISTERED INVESTMENT COMPANY (Cost $413,430)		413,430

TOTAL INVESTMENTS - 101.1% (Cost $6,601,392)**		7,094,754
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(79,791)

NET ASSETS - 100.0%		$7,014,963

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$6,601,392

Gross unrealized appreciation	$820,502
Gross unrealized depreciation	(327,140)

Net unrealized appreciation	$493,362

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016, these securities amounted to $204,421 or 2.9% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend:
ADR	American Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SDR	Swedish Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 4

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.6%
Brazil — 0.7%
CETIP SA - Mercados Organizados	2,258	$21,588

China — 6.7%
3SBio, Inc.*(a)	17,008	20,619
China Maple Leaf Educational Systems, Ltd.	52,806	24,492
China Titans Energy Technology Group Co., Ltd.*	38,459	5,977
Credit China Holdings, Ltd.	66,708	27,447
Fu Shou Yuan International Group, Ltd.	30,053	21,624
Nexteer Automotive Group, Ltd.	25,231	26,123
SMI Holdings Group, Ltd.	217,576	22,602
TAL Education Group, ADR*	487	23,361
Tianneng Power International, Ltd.*	31,889	23,844

		196,089

Hong Kong — 1.4%
Man Wah Holdings, Ltd.	18,482	20,083
Vitasoy International Holdings, Ltd.	11,027	20,850

		40,933

India — 15.2%
Arvind, Ltd.	4,464	21,636
Ashok Leyland, Ltd.	18,395	24,449
Berger Paints India, Ltd.	5,362	21,135
Dishman Pharmaceuticals & Chemicals, Ltd.	5,141	25,196
Indraprastha Gas, Ltd.	2,579	21,373

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Intellect Design Arena, Ltd.*	6,090	$20,936
Jamna Auto Industries, Ltd.	10,050	21,690
Jet Airways India, Ltd.*	2,033	18,241
LA Opala RG, Ltd.	2,601	22,920
Lloyd Electric & Engineering	5,180	19,979
Mphasis, Ltd.	2,917	19,681
Natco Pharma, Ltd.	3,103	24,308
NIIT Technologies, Ltd.	2,640	21,590
NOCIL, Ltd.	26,683	19,637
Reliance Infrastructure, Ltd.	3,050	21,362
Shipping Corp. of India, Ltd.*	16,027	19,530
SpiceJet, Ltd.*	24,167	31,451
Sterlite Technologies, Ltd.	16,844	21,871
Tata Elxsi, Ltd.	830	25,692
WNS Holdings, Ltd., ADR*	820	23,526

		446,203

Indonesia — 1.1%
AKR Corporindo Tbk PT	58,300	31,298

Malaysia — 5.2%
Hartalega Holdings Bhd	18,407	23,922
Inari Amertron Bhd	30,639	23,913
My EG Services Bhd	61,354	33,908
Ta Ann Holdings Bhd	19,740	23,897
Top Glove Corp. Bhd	18,414	24,088
VS Industry Bhd	70,639	22,897

		152,625

See accompanying Notes to the Quarterly Portfolio of Investments. 5

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 5.3%
Alpek SAB de CV	14,300	$18,449
Alsea SAB de CV	6,629	23,552
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	12,848	21,817
Gruma SAB de CV, Class B	1,556	23,454
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,629	22,141
Grupo Lala SAB de CV	10,067	23,855
Nemak SAB de CV(a)	17,647	22,572

		155,840

South Africa — 1.6%
Mondi, Ltd.	1,179	19,509
Sappi, Ltd.*	5,965	27,171

		46,680

South Korea — 27.8%
Advanced Process Systems Corp.*	2,107	31,272
CammSys Corp.*	7,698	24,080
CJ CGV Co., Ltd.	282	31,977
CJ Freshway Corp.	386	25,523
DIO Corp.*	1,024	30,997
Duk San Neolux Co., Ltd.*	837	19,551
Ecopro Co., Ltd.*	2,065	19,364
Firstec Co., Ltd.*	4,884	22,164
Foosung Co., Ltd.*	5,211	18,598
Hansae Co., Ltd.*	567	28,497
Hanwha Chemical Corp.*	1,122	24,677
Iljin Materials Co., Ltd.*	2,274	22,873
InBody Co., Ltd.	560	25,563
Innocean Worldwide, Inc.	379	26,660

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Jusung Engineering Co., Ltd.*	3,341	$22,226
LIG Nex1 Co., Ltd.	225	24,034
Lutronic Corp.*	506	23,753
NongShim Co., Ltd.	88	34,402
Osstem Implant Co., Ltd.*	371	25,722
Ottogi Corp.*	30	35,486
PNE Solution Co., Ltd.*	3,638	23,262
S&T Motiv Co., Ltd.*	340	24,050
Samwha Capacitor Co., Ltd.*	2,394	23,507
Sang-A Frontec Co., Ltd.	2,472	22,631
Tera Semicon Co., Ltd.*	1,007	22,006
Value Added Technologies Co., Ltd.*	879	35,524
Viatron Technologies, Inc.*	1,407	27,499
Vieworks Co., Ltd.	553	23,167
ViroMed Co., Ltd.*	128	20,948
WiSoL Co., Ltd.	2,049	24,771
Woory Industrial Co., Ltd.*	1,004	23,199
Yuhan Corp.*	100	27,965

		815,948

Taiwan — 24.7%
ASPEED Technology, Inc.	2,084	21,023
Basso Industry Corp.	11,638	22,698
Bon Fame Co., Ltd.	5,563	29,243
Chlitina Holding, Ltd.	2,557	25,206
De Licacy Industrial Co., Ltd.	25,521	25,362
Gigasolar Materials Corp.	1,055	21,402
Gourmet Master Co., Ltd.	3,386	22,618
Hiroca Holdings, Ltd.	5,915	22,252
Hitron Technology, Inc.	33,025	21,165

See accompanying Notes to the Quarterly Portfolio of Investments. 6

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
IntelliEPI, Inc.	7,195	$26,930
Inventec Corp.	31,139	23,368
Kwong Lung Enterprise Co., Ltd.	11,664	19,026
Land Mark Optoelectronics Corp.	1,526	23,828
LCY Chemical Corp.*	25,225	23,185
Li Cheng Enterprise Co., Ltd.	3,933	21,513
Micro-Star International Co., Ltd.	15,771	20,012
Nang Kuang Pharmaceutical Co., Ltd.	14,356	20,024
On-Bright Electronics, Inc.	3,050	21,954
Powertech Technology, Inc.	11,056	23,220
Sercomm Corp.	9,748	23,884
Shin Zu Shing Co., Ltd.	6,370	23,801
Silergy Corp.	2,038	25,931
Sinbon Electronics Co., Ltd.	11,877	22,074
Sunny Friend Environmental Technology Co., Ltd.	6,291	25,347
TCI Co., Ltd.	7,664	30,264
TTY Biopharm Co., Ltd.	8,283	29,155
Tung Thih Electronic Co., Ltd.	2,805	31,735
United Orthopedic Corp.	11,963	24,897
Voltronic Power Technology Corp.	1,947	30,282
Zinwell Corp.	12,952	21,786

		723,185

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — 7.3%
Bangkok Airways Co., Ltd.	34,840	$23,983
Beauty Community PCL	170,976	25,057
Big Camera Corp. PCL*	386,922	21,442
Central Plaza Hotel PCL	19,788	22,010
Chularat Hospital PCL	362,770	24,686
Eastern Polymer Group PCL	67,058	25,067
KCE Electronics PCL	13,461	28,885
Plan B Media PCL*	114,161	19,417
Srisawad Power 1979 PCL	18,346	24,333

		214,880

Turkey — 1.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,892	23,882
Petkim Petrokimya Holding AS*	19,994	23,629

		47,511

TOTAL COMMON STOCKS (Cost $2,728,258)		2,892,780

See accompanying Notes to the Quarterly Portfolio of Investments. 7

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

	Number of Shares	Value

WARRANTS — 0.1%
Malaysia — 0.1%
VS Industry Bhd*	21,823	$2,180

TOTAL WARRANTS (Cost $ — )		2,180

REGISTERED INVESTMENT COMPANY — 5.9%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	173,428	173,428

TOTAL REGISTERED INVESTMENT COMPANY (Cost $173,428)		173,428

TOTAL INVESTMENTS - 104.6% (Cost $2,901,686)**		3,068,388
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%		(133,588)

NET ASSETS - 100.0%		$2,934,800

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,901,686

Gross unrealized appreciation	$326,608
Gross unrealized depreciation	(159,906)

Net unrealized appreciation	$166,702

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016, these securities amounted to $43,191 or 1.5% of net assets. January 31, 2016, these securities amounted to $43,191 or 1.5% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend:

ADR	American Depository Receipt
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments. 8

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

9

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2016, in valuing each Fund’s investments carried at fair value:

WHV/EAM International Small Cap Equity Fund	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$268,248	$—	$268,248	$—
Belgium	49,042	—	49,042	—
Canada	200,046	200,046	—	—
China	54,974	54,974	—	—
Denmark	103,871	—	103,871	—
Finland	45,382	—	45,382	—
France	307,790	47,050	260,740	—
Germany	355,081	—	355,081	—
Hong Kong	45,108	—	45,108	—
India	547,712	49,634	498,078	—
Ireland	102,823	—	102,823	—
Israel	62,889	—	62,889	—
Italy	404,637	—	404,637	—
Japan	947,595	—	947,595	—
Malaysia	97,401	—	97,401	—
Mexico	255,833	255,833	—	—
Netherlands	46,819	—	46,819	—
New Zealand	71,969	—	71,969	—
Norway	142,515	—	142,515	—

10

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

WHV/EAM International Small Cap Equity Fund	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
(Continued)
Russian Federation	$53,983	$53,983	$—	$—
South Korea	899,814	—	899,814	—
Sweden	240,423	—	240,423	—
Switzerland	306,459	—	306,459	—
Taiwan	385,171	—	385,171	—
Thailand	104,837	—	104,837	—
Turkey	99,511	—	99,511	—
United Kingdom	481,391	91,833	389,558	—
Registered Investment Company	413,430	413,430	—	—

Total Investments in Securities	$7,094,754	$1,166,783	$5,927,971	$—

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$21,588	$21,588	$—	$—
China	196,089	23,361	172,728	—
Hong Kong	40,933	—	40,933	—
India	446,203	23,526	422,677	—
Indonesia	31,298	—	31,298	—
Malaysia	152,625	47,819	104,806	—
Mexico	155,840	155,840	—	—
South Africa	46,680	—	46,680	—
South Korea	815,948	—	815,948	—
Taiwan	723,185	—	723,185	—
Thailand	214,880	—	214,880	—
Turkey	47,511	—	47,511	—

11

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
(Continued)
Warrants	$2,180	$2,180	$—	$—
Registered Investment Company	173,428	173,428	—	—

Total Investments in Securities	$3,068,388	$447,742	$2,620,646	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

12

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

For the period ended January 31, 2016, there were transfers from Level 1 to Level 2 of $50,770 and $27,171 for WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively, due to fair value adjustments.

B. Subsequent Event

The Board of Trustees of the Trust has approved a plan to liquidate and terminate the Funds. The plan of liquidation provides that the Funds will cease their business, liquidate their assets and distribute their liquidation proceeds to all of the Funds’ shareholders of record. Final liquidation of the Funds will occur on or about March 31, 2016. The Funds will cease accepting purchase orders and will be closed to all new and existing investors on March 4, 2016.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.2%
Aerospace & Defense — 2.1%
KLX, Inc.*	8,293	$242,404

Auto Components — 3.1%
China Automotive Systems, Inc.*	36,508	144,207
Superior Industries International, Inc.	11,842	218,011

		362,218

Biotechnology — 4.5%
Emergent Biosolutions, Inc.*	6,670	244,122
Enanta Pharmaceuticals, Inc.*	6,172	158,620
Myriad Genetics, Inc.*	3,092	120,495

		523,237

Commercial Banks — 14.1%
Blue Hills Bancorp, Inc.	21,784	320,225
Centerstate Banks, Inc.	15,333	217,575
HomeTrust Bancshares, Inc.*	10,468	193,658
International Bancshares Corp.	4,850	112,472
National Bank Holdings Corp., Class A	13,406	263,964
Popular, Inc.	9,170	230,534
Republic Bancorp, Inc., Class A	11,510	307,432

		1,645,860

Commercial Services & Supplies — 1.1%
Quad/Graphics, Inc.	13,088	131,927

Construction & Engineering — 2.0%
KBR, Inc.	15,981	227,889

	Number of Shares	Value

COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — 4.5%
Celestica, Inc., ADR (Canada)*	20,721	$187,732
Multi-Fineline Electronix, Inc.*	10,089	168,789
Vishay Intertechnology, Inc.	14,857	170,261

		526,782

Energy Equipment & Services — 0.6%
Helix Energy Solutions Group, Inc.*	17,339	69,876

Health Care Providers & Services — 1.9%
Magellan Health Services, Inc.*	3,906	222,642

Health Care Technology — 1.7%
Quality Systems, Inc.	14,594	191,327

Hotels, Restaurants & Leisure — 1.7%
Biglari Holdings, Inc.*	517	195,519

Insurance — 4.0%
FBL Financial Group, Inc., Class A	3,518	214,809
Maiden Holdings Ltd., ADR (Bermuda)	19,231	246,157

		460,966

Internet Software & Services — 2.0%
j2 Global, Inc.	3,248	235,513

IT Services — 1.5%
Sykes Enterprises, Inc.*	5,835	171,782

Machinery — 1.6%
FreightCar America, Inc.	9,744	185,623

Media — 1.6%
Tribune Publishing Co.	20,262	189,247

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Metals & Mining — 3.0%
Nevsun Resources Ltd., ADR (Canada)	131,329	$353,275

Oil, Gas & Consumable Fuels — 0.7%
Denbury Resources, Inc.	52,649	82,132

Professional Services — 2.0%
RPX Corp.*	20,421	236,475

Real Estate Investment Trusts — 2.0%
Anworth Mortgage Asset Corp.	24,716	105,290
Redwood Trust, Inc.	11,683	125,826

		231,116

Real Estate Management & Development — 1.4%
Nam Tai Property, Inc.	30,932	163,940

Semiconductors & Semiconductor Equipment — 7.3%
ChipMOS Technologies Bermuda Ltd., ADR (Bermuda)	17,622	317,196
Kulicke & Soffa Industries, Inc.*	30,549	309,156
Nova Measuring Instruments Ltd., ADR (Israel)*	24,245	224,024

		850,376

Software — 3.4%
AVG Technologies NV ADR, (Netherlands)*	14,296	269,766
EnerNOC, Inc.*	24,884	130,641

		400,407

Specialty Retail — 5.9%
Francesca’s Holdings Corp.*	14,443	263,296

	Number of Shares	Value

COMMON STOCKS — (Continued)
Specialty Retail — (Continued)
Outerwall, Inc.	8,201	$277,194
Systemax, Inc.*	17,829	151,546

		692,036

Technology Hardware, Storage & Peripherals — 2.9%
QLogic Corp.*	26,219	336,128

Thrifts & Mortgage Finance — 17.6%
Astoria Financial Corp.	12,695	192,075
Beneficial Bancorp, Inc.*	23,644	306,190
Charter Financial Corp.	28,682	385,486
Clifton Bancorp, Inc.	20,936	302,107
Kearny Financial Corp.	25,789	311,789
Northfield Bancorp, Inc.	17,922	277,433
Waterstone Financial, Inc.	19,983	276,765

		2,051,845

TOTAL COMMON STOCKS (Cost $11,769,294)		10,980,542

TOTAL INVESTMENTS - 94.2% (Cost $11,769,294)**		10,980,542
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%		672,252

NET ASSETS - 100.0%		$11,652,794

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,769,294

Gross unrealized appreciation	$856,887
Gross unrealized depreciation	(1,645,639)

Net unrealized depreciation	$(788,752)

ADR	American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Seizert Small Cap Value Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$10,980,542	$10,980,542	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2016

(Unaudited)

B. Subsequent Event

The Board of Trustees of the Trust has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record. Final liquidation of the Fund will occur on or about April 29, 2016. The Fund will cease accepting purchase orders and will be closed to all new and existing investors on March 4, 2016.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	March 28, 2016

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	March 28, 2016

*	Print the name and title of each signing officer under his or her signature.